UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06073

Cash Management Portfolio
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

Cash Management Fund

Institutional Shares

Semiannual Report

to Shareholders

June 30, 2012

Contents

Cash Management Fund
3 Portfolio Summary
4 Statement of Assets and Liabilities
5 Statement of Operations
6 Statement of Changes in Net Assets
7 Financial Highlights
8 Notes to Financial Statements
12 Information About Your Fund's Expenses

Cash Management Portfolio
15 Investment Portfolio
34 Statement of Assets and Liabilities
35 Statement of Operations
36 Statement of Changes in Net Assets
37 Financial Highlights
38 Notes to Financial Statements

42 Summary of Management Fee Evaluation by Independent Fee Consultant
46 Account Management Resources
48 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investment in Cash Management Portfolio, at value	$2,422,308,141
Receivable for Fund shares sold	822,797
Other assets	11,736
Total assets	2,423,142,674
Liabilities
Payable for Fund shares redeemed	39,779
Distributions payable	1,510
Accrued Trustees' fees	183
Other accrued expenses and payables	460,582
Total liabilities	502,054
Net assets, at value	$2,422,640,620
Net Assets Consist of
Distributions in excess of net investment income	(3)
Accumulated net realized gain (loss)	(187,302)
Paid-in capital	2,422,827,925
Net assets, at value	$2,422,640,620
Net Asset Value
Institutional Shares Net Asset Value, offering and redemption price per share ($2,422,640,620 ÷ 2,422,901,358 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income and expenses allocated from Cash Management Portfolio: Interest	$3,000,813
Expenses*	(1,449,802)
Net investment income allocated from Cash Management Portfolio	1,551,011
Expenses: Administration fee	1,035,147
Services to shareholders	82,815
Distribution and service fees	586,138
Professional fees	17,706
Reports to shareholders	23,351
Registration fees	14,120
Trustees' fees and expenses	3,034
Other	13,582
Total expenses before expense reductions	1,775,893
Expense reductions	(332,323)
Total expenses after expense reductions	1,443,570
Net investment income (loss)	107,441
Net realized gain (loss) allocated from Cash Management Portfolio	10,089
Net increase (decrease) in net assets resulting from operations	$117,530

* Net of $273,932 Advisor reimbursement allocated from Cash Management Portfolio for the period ended June 30, 2012.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income	$107,441	$242,977
Net realized gain (loss)	10,089	105,324
Net increase (decrease) in net assets resulting from operations	117,530	348,301
Distributions to shareholders from: Net investment income	(107,444)	(251,515)
Fund share transactions: Proceeds from shares sold	9,258,915,468	14,897,455,866
Reinvestment of distributions	82,198	207,268
Payments for shares redeemed	(9,105,517,371)	(15,161,351,369)
Net increase (decrease) in net assets from Fund share transactions	153,480,295	(263,688,235)
Increase (decrease) in net assets	153,490,381	(263,591,449)
Net assets at beginning of period	2,269,150,239	2,532,741,688
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $3 and $0, respectively)	$2,422,640,620	$2,269,150,239
Other Information
Shares outstanding at beginning of period	2,269,421,063	2,533,109,298
Shares sold	9,258,915,468	14,897,455,866
Shares issued to shareholders in reinvestment of distributions	82,198	207,268
Shares redeemed	(9,105,517,371)	(15,161,351,369)
Net increase (decrease) in Fund shares	153,480,295	(263,688,235)
Shares outstanding at end of period	2,422,901,358	2,269,421,063

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Institutional Shares
			Years Ended December 31,
	Six Months Ended 6/30/12 (Unaudited)		2011		2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations: Net investment income	.000	a	.000	a	.001	.004	.027	.051
Net realized gain (loss)a	.000		.000		.000	.000	.000	.000
Total from investment operations	.000	a	.000	a	.001	.004	.027	.051
Less distributions from: Net investment income	(.000	)a	(.000	)a	(.001)	(.004)	(.027)	(.051)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return (%)b	.01	**	.01		.05	.37	2.70	5.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,423		2,269		2,533	2,037	2,668	2,594
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.34	*	.33		.34	.38	.34	.35
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.28	*	.24		.28	.26	.24	.23
Ratio of net investment income (%)	.01	*	.01		.05	.34	2.68	5.10
a Amount is less than $.0005. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Management Fund (the "Fund'') is a series of DWS Money Market Trust (the "Trust''), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers one class of shares, Institutional Shares, to investors.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, the Cash Management Portfolio (the "Portfolio''), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA'' or the "Advisor''), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2012, the Fund owned approximately 12% of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $197,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2012 through April 30, 2013, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.30% of the Fund's average daily net assets.

Accordingly, for the six months ended June 30, 2012, the Administration Fee was $1,035,147, of which $168,814 is unpaid.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses of the Fund.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DISC aggregated $29,371, of which $1,579 is unpaid.

Shareholder Servicing Fee. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firm services. For the six months ended June 30, 2012, the Service Fee was as follows:
	Total Aggregated	Waived	Unpaid at June 30, 2012	Annualized Effective Rate
Cash Management Fund	$586,138	$332,323	$224,782	.02%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,069, of which $6,934 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2012, there were two shareholder accounts that each held approximately 26% and 11% of the outstanding shares of the Fund, respectively.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012 (Unaudited)
Actual Fund Return*	Institutional Shares
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,000.05
Expenses Paid per $1,000**	$1.39
Hypothetical 5% Fund Return*	Institutional Shares
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,023.47
Expenses Paid per $1,000**	$1.41

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratio	Institutional Shares
Cash Management Fund	.28%

For more information, please refer to the Fund's prospectus.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2012 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 11.1%
Banco del Estado de Chile:
0.38%, 8/31/2012	47,000,000	47,000,000
0.45%, 7/25/2012	25,000,000	25,000,000
Bank of New York Mellon Corp., 4.95%, 11/1/2012	25,000,000	25,380,675
Bank of Nova Scotia, 0.25%, 8/17/2012	75,000,000	75,002,280
Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.35%, 8/14/2012	29,500,000	29,503,601
China Construction Bank Corp.:
0.4%, 8/1/2012	40,000,000	40,000,000
0.47%, 7/3/2012	37,000,000	37,000,000
0.51%, 7/10/2012	54,000,000	54,000,000
Commonwealth Bank of Australia, 0.38%, 12/12/2012	100,000,000	100,004,547
DZ Bank, 0.3%, 8/21/2012	86,500,000	86,500,000
Export Development Canada, 144A, 0.335%, 5/23/2013	19,000,000	19,000,000
Industrial & Commercial Bank of China:
0.35%, 8/3/2012	50,000,000	50,000,000
0.4%, 7/30/2012	40,000,000	40,000,000
0.4%, 8/1/2012	24,650,000	24,650,000
Mizuho Corporate Bank Ltd.:
0.18%, 7/17/2012	50,000,000	50,000,000
0.23%, 7/20/2012	150,000,000	150,000,000
Nordea Bank Finland PLC:
0.25%, 8/10/2012	50,000,000	50,006,176
0.28%, 9/18/2012	108,000,000	107,992,880
0.29%, 9/7/2012	180,000,000	180,000,000
0.34%, 8/13/2012	25,000,000	25,002,683
Rabobank Nederland NV:
0.31%, 8/30/2012	47,500,000	47,503,162
0.35%, 8/16/2012	50,000,000	50,000,638
0.51%, 8/1/2012	70,000,000	70,001,195
0.52%, 9/21/2012	50,000,000	50,001,133
Skandinaviska Enskilda Banken AB:
0.25%, 8/3/2012	92,000,000	92,000,000
0.27%, 7/24/2012	86,704,000	86,704,000
0.47%, 7/18/2012	20,000,000	20,002,076
0.47%, 7/20/2012	42,750,000	42,750,000
0.47%, 7/20/2012	38,000,000	38,000,000
0.49%, 7/9/2012	18,000,000	18,000,000
0.49%, 8/23/2012	200,000,000	200,000,000
Standard Chartered Bank, 0.35%, 9/28/2012	120,000,000	120,000,000
Svenska Handelsbanken AB, 0.245%, 8/13/2012	200,000,000	200,001,194
Total Certificates of Deposit and Bank Notes (Cost $2,251,006,240)		2,251,006,240

Collateralized Mortgage Obligation 0.2%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.643%, 3/20/2013 (Cost $38,500,000)	38,500,000	38,500,000

Commercial Paper 34.3%
Issued at Discount** 31.2%
ASB Finance Ltd., 0.58%, 7/12/2012	60,000,000	59,989,367
Autobahn Funding Co., LLC, 144A, 0.27%, 7/9/2012	48,567,000	48,564,086
Barclays Bank PLC, 0.22%, 7/6/2012	86,944,000	86,941,343
BNZ International Funding Ltd.:
144A, 0.22%, 8/9/2012	28,000,000	27,993,327
144A, 0.58%, 7/12/2012	48,500,000	48,491,405
Coca-Cola Co.:
0.2%, 9/6/2012	25,000,000	24,990,694
0.2%, 9/7/2012	58,800,000	58,777,787
0.23%, 9/5/2012	50,000,000	49,978,917
DBS Bank Ltd., 144A, 0.26%, 8/29/2012	94,000,000	93,959,946
DnB Bank ASA, 0.305%, 9/11/2012	118,000,000	117,928,020
eBay, Inc., 144A, 0.17%, 9/19/2012	25,880,000	25,870,223
Erste Abwicklungsanstalt:
0.39%, 9/6/2012	50,000,000	49,963,708
0.4%, 9/5/2012	50,000,000	49,963,333
0.48%, 11/6/2012	50,000,000	49,914,667
0.52%, 12/4/2012	70,000,000	69,842,267
0.54%, 11/9/2012	34,000,000	33,933,190
0.57%, 8/31/2012	15,500,000	15,485,030
0.57%, 1/8/2013	45,000,000	44,863,912
0.58%, 10/18/2012	31,200,000	31,145,209
0.64%, 9/28/2012	20,000,000	19,968,356
0.7%, 9/17/2012	50,000,000	49,924,167
0.7%, 1/11/2013	38,000,000	37,856,656
0.72%, 9/4/2012	29,800,000	29,761,260
0.8%, 8/13/2012	35,000,000	34,966,556
0.83%, 7/23/2012	98,200,000	98,150,191
0.83%, 8/2/2012	45,000,000	44,966,800
General Electric Capital Corp.:
0.23%, 7/13/2012	50,000,000	49,996,167
0.24%, 7/23/2012	60,000,000	59,991,200
0.28%, 7/2/2012	50,000,000	49,999,611
0.31%, 7/9/2012	100,000,000	99,993,111
0.34%, 10/22/2012	100,000,000	99,893,278
0.35%, 10/9/2012	150,000,000	149,854,167
Google, Inc., 0.11%, 7/12/2012	50,000,000	49,998,319
Gotham Funding Corp.:
144A, 0.2%, 7/5/2012	50,000,000	49,998,889
144A, 0.2%, 7/12/2012	100,000,000	99,993,889
Hannover Funding Co., LLC:
0.499%, 8/7/2012	30,000,000	29,984,583
0.5%, 8/3/2012	43,000,000	42,980,292
0.5%, 8/17/2012	22,500,000	22,485,313
0.51%, 7/9/2012	22,500,000	22,497,450
0.55%, 7/5/2012	30,000,000	29,998,167
ING (U.S.) Funding LLC:
0.35%, 8/21/2012	71,500,000	71,464,548
0.37%, 7/12/2012	60,000,000	59,993,217
0.37%, 7/30/2012	51,000,000	50,984,799
Johnson & Johnson:
144A, 0.1%, 7/9/2012	100,000,000	99,997,778
144A, 0.17%, 9/26/2012	1,076,000	1,075,558
Kells Funding LLC:
144A, 0.3%, 7/25/2012	79,500,000	79,484,100
144A, 0.43%, 8/28/2012	30,000,000	29,979,217
144A, 0.5%, 10/23/2012	23,478,000	23,440,826
144A, 0.51%, 10/5/2012	124,000,000	123,831,360
144A, 0.54%, 10/1/2012	32,500,000	32,455,150
144A, 0.58%, 9/20/2012	14,599,000	14,579,948
144A, 0.58%, 11/2/2012	51,500,000	51,397,114
144A, 0.59%, 8/23/2012	17,500,000	17,484,799
144A, 0.62%, 10/2/2012	43,700,000	43,630,007
144A, 0.62%, 10/15/2012	46,000,000	45,916,024
144A, 0.63%, 10/15/2012	90,000,000	89,833,050
144A, 0.65%, 8/3/2012	43,000,000	42,974,379
144A, 0.66%, 8/21/2012	50,000,000	49,953,250
144A, 0.67%, 8/20/2012	50,000,000	49,953,472
144A, 0.67%, 8/21/2012	50,000,000	49,952,542
Kreditanstal Fuer Wiederaufbau, 144A, 0.225%, 7/13/2012	49,000,000	48,996,325
National Australia Funding (Delaware), Inc., 144A, 0.2%, 8/8/2012	51,000,000	50,989,233
Nestle Finance International Ltd., 0.19%, 7/11/2012	100,000,000	99,994,722
New York Life Capital Corp.:
144A, 0.17%, 8/13/2012	2,500,000	2,499,492
144A, 0.185%, 8/29/2012	8,725,000	8,722,355
Nieuw Amsterdam Receivables Corp.:
144A, 0.2%, 7/20/2012	70,000,000	69,992,611
144A, 0.225%, 7/19/2012	14,481,000	14,479,371
144A, 0.23%, 7/19/2012	50,000,000	49,994,250
144A, 0.235%, 8/7/2012	121,902,000	121,872,557
Nordea North America, Inc., 0.58%, 8/16/2012	60,945,000	60,899,833
NRW.Bank:
0.26%, 8/1/2012	44,000,000	43,990,149
0.295%, 8/20/2012	50,000,000	49,979,514
0.315%, 9/6/2012	64,000,000	63,962,480
0.37%, 9/25/2012	25,000,000	24,977,903
Oesterreichische Kontrollbank AG, 0.24%, 9/14/2012	50,000,000	49,975,000
Oversea-Chinese Banking Corp., Ltd., 0.42%, 10/12/2012	100,000,000	99,879,833
PNC Bank NA, 0.2%, 8/20/2012	100,000,000	99,972,222
Proctor & Gamble Co.:
0.13%, 8/29/2012	50,000,000	49,989,347
0.14%, 7/20/2012	47,000,000	46,996,527
0.14%, 7/30/2012	22,000,000	21,997,519
0.14%, 7/31/2012	100,000,000	99,988,333
Rabobank USA Financial Corp., 0.34%, 8/2/2012	43,000,000	42,987,004
Regency Markets No. 1 LLC:
144A, 0.2%, 7/12/2012	24,726,000	24,724,413
144A, 0.22%, 7/6/2012	29,501,000	29,500,099
SBAB Bank AB:
144A, 0.47%, 8/29/2012	23,398,000	23,379,977
144A, 0.47%, 9/4/2012	4,000,000	3,996,606
144A, 0.48%, 9/5/2012	24,000,000	23,978,880
144A, 0.51%, 8/1/2012	11,000,000	10,995,169
144A, 0.51%, 8/3/2012	25,000,000	24,988,312
144A, 0.51%, 9/14/2012	22,000,000	21,976,625
144A, 0.58%, 7/13/2012	61,000,000	60,988,207
144A, 0.6%, 7/9/2012	41,995,000	41,989,401
Skandinaviska Enskilda Banken AB:
0.27%, 8/24/2012	71,500,000	71,471,042
0.485%, 7/11/2012	48,500,000	48,493,466
Societe Generale North America, Inc., 0.2%, 7/2/2012	365,000,000	364,997,972
Standard Chartered Bank:
0.23%, 7/12/2012	100,000,000	99,992,972
0.28%, 7/2/2012	150,000,000	149,998,833
0.36%, 10/9/2012	150,000,000	149,850,000
Starbird Funding Corp., 144A, 0.2%, 7/2/2012	59,587,000	59,586,669
Straight-A Funding LLC:
144A, 0.18%, 7/9/2012	52,283,000	52,280,909
144A, 0.18%, 7/16/2012	80,000,000	79,994,000
Sumitomo Mitsui Banking Corp., 0.23%, 7/2/2012	40,500,000	40,499,741
Sydney Capital Corp., 144A, 0.3%, 9/14/2012	30,000,000	29,981,250
UOB Funding LLC:
0.24%, 9/11/2012	25,000,000	24,988,000
0.26%, 9/19/2012	75,000,000	74,956,667
0.3%, 11/5/2012	24,000,000	23,974,600
Victory Receivables Corp.:
144A, 0.163%, 7/13/2012	40,000,000	39,997,333
144A, 0.2%, 7/5/2012	41,000,000	40,999,089
144A, 0.2%, 8/3/2012	50,000,000	49,990,833
144A, 0.22%, 7/27/2012	50,755,000	50,746,936
144A, 0.23%, 7/10/2012	45,991,000	45,988,356
Walt Disney Co., 0.09%, 7/2/2012	50,000,000	49,999,875
Westpac Banking Corp.:
0.55%, 8/1/2012	60,000,000	59,971,583
0.56%, 8/14/2012	15,000,000	14,989,733
		6,303,640,119
Issued at Par 3.1%
ASB Finance Ltd.:
144A, 0.49%*, 2/13/2013	71,500,000	71,500,000
144A, 0.645%*, 5/17/2013	65,000,000	65,000,000
144A, 0.688%*, 2/1/2013	37,000,000	36,995,629
Australia & New Zealand Banking Group Ltd.:
144A, 0.295%*, 11/26/2012	136,000,000	136,000,000
144A, 0.295%*, 11/26/2012	52,000,000	51,999,890
BNZ International Funding Ltd., 144A, 0.646%*, 5/9/2013	24,000,000	24,000,000
Kells Funding LLC, 144A, 0.575%*, 1/17/2013	116,500,000	116,500,000
Westpac Banking Corp.:
144A, 0.525%*, 10/26/2012	25,000,000	25,000,000
144A, 0.55%*, 4/26/2013	90,000,000	90,000,000
		616,995,519
Total Commercial Paper (Cost $6,920,635,638)		6,920,635,638

Government & Agency Obligations 9.4%
Other Government Related 0.1%
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.711%, 12/26/2012	12,485,000	12,524,150
U.S. Government Sponsored Agencies 4.7%
Federal Farm Credit Bank, 0.219%**, 5/23/2013	15,000,000	14,970,117
Federal Home Loan Bank:
0.039%**, 7/25/2012	8,527,000	8,526,773
0.069%**, 8/2/2012	100,000,000	99,993,778
0.097%**, 7/13/2012	100,000,000	99,996,500
0.125%, 3/5/2013	14,095,000	14,085,709
0.15%, 10/23/2012	40,000,000	39,998,423
0.159%**, 11/13/2012	24,000,000	23,985,600
0.17%*, 11/8/2013	20,000,000	19,989,207
0.195%*, 11/4/2013	22,000,000	21,992,523
0.2%**, 6/7/2013	50,000,000	49,905,278
0.2%, 3/6/2013	50,000,000	49,995,556
0.23%, 8/24/2012	15,670,000	15,670,958
0.24%, 4/12/2013	25,000,000	24,997,455
0.27%, 7/6/2012	20,600,000	20,600,003
0.27%, 7/3/2013	35,000,000	35,000,000
Federal Home Loan Mortgage Corp.:
0.118%**, 8/28/2012	60,000,000	59,988,400
0.127%**, 8/7/2012	100,000,000	99,986,639
0.127%**, 8/8/2012	80,000,000	79,989,022
0.129%**, 11/14/2012	40,000,000	39,980,355
0.169%**, 1/9/2013	25,000,000	24,977,333
Federal National Mortgage Association:
0.099%**, 10/15/2012	66,500,000	66,480,419
0.158%**, 10/1/2012	10,000,000	9,995,911
0.188%**, 10/1/2012	17,500,000	17,491,503
		938,597,462
U.S. Treasury Obligations 4.6%
U.S. Treasury Bills:
0.062%**, 7/26/2012	1,909,000	1,908,917
0.067%**, 7/19/2012	3,200,000	3,199,892
0.077%**, 8/16/2012	4,250,000	4,249,582
0.086%**, 8/9/2012	250,000	249,977
0.095%**, 8/2/2012	136,000	135,988
0.12%**, 8/16/2012	500,000,000	499,923,333
U.S. Treasury Notes:
0.375%, 9/30/2012	18,000,000	18,011,457
0.625%, 7/31/2012	133,130,000	133,188,096
1.125%, 6/15/2013	50,000,000	50,432,705
1.5%, 7/15/2012	180,000,000	180,097,539
2.75%, 2/28/2013	25,000,000	25,423,977
4.0%, 11/15/2012	19,500,000	19,778,331
		936,599,794
Total Government & Agency Obligations (Cost $1,887,721,406)		1,887,721,406

Short-Term Notes* 10.8%
Bank of Nova Scotia:
0.38%, 12/14/2012	120,000,000	120,000,000
0.4%, 11/9/2012	134,500,000	134,500,000
Bayerische Landesbank, 0.305%, 11/23/2012	40,000,000	40,000,000
Canadian Imperial Bank of Commerce:
0.485%, 4/26/2013	145,000,000	145,000,000
0.515%, 2/7/2013	25,000,000	25,000,000
Commonwealth Bank of Australia:
144A, 0.5%, 3/1/2013	75,000,000	75,000,000
144A, 0.615%, 11/26/2012	20,000,000	20,010,070
General Electric Capital Corp., 0.595%, 11/1/2012	50,722,000	50,770,693
JPMorgan Chase Bank NA, 0.527%, 12/7/2012	250,000,000	250,000,000
Kommunalbanken AS, 144A, 0.595%, 5/7/2013	40,000,000	40,031,166
National Australia Bank Ltd.:
0.295%, 10/29/2012	29,000,000	29,000,000
0.5%, 3/8/2013	147,000,000	147,000,000
0.549%, 4/9/2013	20,000,000	20,000,000
Nordea Bank Finland PLC, 0.867%, 9/13/2012	70,000,000	70,034,459
Rabobank Nederland NV:
0.392%, 8/16/2012	133,500,000	133,500,000
0.567%, 12/21/2012	74,000,000	74,000,000
144A, 0.605%, 8/16/2014	75,000,000	75,000,000
0.615%, 5/7/2013	1,000,000	1,000,000
0.623%, 1/23/2013	82,000,000	82,000,000
Royal Bank of Canada:
0.55%, 6/4/2013	46,250,000	46,250,000
0.55%, 6/13/2013	110,500,000	110,500,000
Sumitomo Mitsui Banking Corp., 0.34%, 3/15/2013	106,200,000	106,200,000
Svensk Exportkredit AB, 144A, 0.44%, 5/22/2013	65,000,000	65,000,000
Svenska Handelsbanken AB, 144A, 0.426%, 8/7/2012	80,000,000	80,000,000
Westpac Banking Corp.:
0.57%, 5/9/2013	125,000,000	125,000,000
0.645%, 2/6/2013	49,000,000	49,000,000
144A, 1.015%, 10/23/2012	61,110,000	61,175,808
Total Short-Term Notes (Cost $2,174,972,196)		2,174,972,196

Time Deposits 13.5%
Bank of Montreal, 0.05%, 7/2/2012	524,136,688	524,136,688
DnB Bank ASA, 0.09%, 7/2/2012	850,000,000	850,000,000
National Australia Bank Ltd., 0.08%, 7/2/2012	129,302,602	129,302,602
Nordea Bank Finland PLC, 0.08%, 7/2/2012	450,000,000	450,000,000
Royal Bank of Canada, 0.12%, 7/2/2012	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB, 0.1%, 7/2/2012	200,000,000	200,000,000
Svenska Handelsbanken AB, 0.1%, 7/2/2012	500,000,000	500,000,000
Total Time Deposits (Cost $2,728,439,290)		2,728,439,290

Municipal Investments 14.2%
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.18%***, 4/15/2039, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,165,000	22,165,000
Arizona, Nuveen Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.23%***, 8/1/2014, LIQ: Citibank NA	27,900,000	27,900,000
Austin, TX, Water & Wastewater Systems Revenue, 0.16%***, 5/15/2031, LOC: Bank of Tokyo-Mitsubishi UFJ, Sumitomo Mitsui Banking	25,920,000	25,920,000
Beaver County, PA, Industrial Development Authority, State Electric Co., Series B, 0.16%***, 11/1/2025, LOC: UBS AG	14,500,000	14,500,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.28%***, 3/1/2041, LIQ: JPMorgan Chase Bank NA	30,000,000	30,000,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
California, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.22%***, Mandatory Put 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,200,000	9,200,000
California, Wells Fargo State Trusts:
Series 16C, 144A, 0.19%***, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Series 72C, 144A, 0.19%***, 8/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	28,275,000	28,275,000
Series 25C, 144A, 0.19%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Chicago, IL, Midway Airport Revenue, Series A-1, 0.18%***, 1/1/2021, LOC: Bank of Montreal	22,000,000	22,000,000
Chicago, IL, O'Hare International Airport Revenue, Series D, 0.17%***, 1/1/2035, LOC: Barclays Bank	25,000,000	25,000,000
Clark County, NV, Airport Revenue, Series D-2B, 0.17%***, 7/1/2040, LOC: Royal Bank of Canada	65,000,000	65,000,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series B-1, 0.18%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	18,935,000	18,935,000
"I", Series A-2, 0.2%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	10,185,000	10,185,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.21%***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.29%***, 6/1/2038, LOC: Bank of America NA	32,330,000	32,330,000
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.19%***, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.23%***, 4/15/2049, LIQ: Federal Home Loan Bank	14,960,000	14,960,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.18%***, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.19%***, 7/1/2038, LOC: Northern Trust Co.	12,910,000	12,910,000
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.18%***, 8/1/2040, SPA: Royal Bank of Canada	84,890,000	84,890,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.18%***, 10/1/2036, LOC: Branch Banking & Trust	7,680,000	7,680,000
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.18%***, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.19%***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,240,000	9,240,000
Highlands County, FL, Health Facilities Authority, Adventist Health System, Series F, 0.15%***, 11/15/2035, LOC: Wells Fargo Bank NA	60,650,000	60,650,000
Houston, TX, Airport Systems Revenue, 0.17%***, 7/1/2030, LOC: Barclays Bank PLC	8,000,000	8,000,000
Houston, TX, Utility Systems Revenue, Series D-1, 0.21%***, 5/15/2034, INS: AGMC, LOC: JPMorgan Chase Bank NA	44,000,000	44,000,000
Houston, TX, Water & Sewer Systems Revenue, Series 27TPZ, 144A, 0.18%***, 12/1/2028, INS: AGMC, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	16,250,000	16,250,000
Illinois, State Finance Authority Revenue, Methodist Medical Center, Series B, 0.17%***, 11/15/2041, LOC: PNC Bank NA	10,000,000	10,000,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.19%***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Indiana, State Development Finance Authority, Republic Services, Inc., 0.17%***, 11/1/2035, LOC: JPMorgan Chase Bank NA	10,200,000	10,200,000
Indiana, State Finance Authority Hospital Revenue, Parkview Health Systems, Series D, 0.17%***, 11/1/2039, LOC: Wells Fargo Bank NA	25,495,000	25,495,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series K, 0.19%***, 3/1/2033, LOC: JPMorgan Chase Bank NA	19,595,000	19,595,000
Indiana, State Municipal Power Agency, Series A, 0.2%***, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
Indiana, Wells Fargo Stage Trust, Series 41C, 144A, 0.19%***, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,715,000	16,715,000
Iowa, State Finance Authority, Health Facilities Revenue, State Health Systems, Series B, 0.17%***, 2/15/2035, LOC: JPMorgan Chase Bank NA	10,240,000	10,240,000
Iowa, State Finance Authority, Single Family Mortgage, Series C, AMT, 0.2%***, 1/1/2036, SPA: State Street Bank & Trust Co.	6,600,000	6,600,000
Jeffersontown, KY, Lease Program Revenue, State League of Cities Funding Trust, 0.17%***, 3/1/2030, LOC: U.S. Bank NA	2,350,000	2,350,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B3, 0.23%***, 7/1/2033, LOC: Mizuho Corporate Bank	8,850,000	8,850,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 144A, 0.19%***, 7/1/2038, LOC: U.S. Bank NA	4,415,000	4,415,000
Kentucky, State Housing Corp. Revenue, Series O, 0.2%***, 1/1/2036, SPA: State Street Bank & Trust Co.	18,160,000	18,160,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.17%***, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Lee County, FL, Industrial Development Authority, Hope Hospice Project, 0.19%***, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.16%***, 12/1/2032, LIQ: Freddie Mac	10,650,000	10,650,000
Los Angeles, CA, Wastewater Systems Revenue, Series B, 0.14%***, 6/1/2028, LOC: JPMorgan Chase Bank NA	23,590,000	23,590,000
Louisiana, St. James Parish Pollution Control Revenue, Texaco, Inc., Series B, 0.15%***, 7/1/2012, GTY: Chevron Corp.	16,500,000	16,500,000
Louisiana, Wells Fargo Stage Trust, Series 11C, 144A, 0.19%***, 5/1/2045, LIQ: Wells Fargo Bank NA	17,295,000	17,295,000
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series B, 0.16%***, 10/1/2039, LOC: JPMorgan Chase Bank NA	9,100,000	9,100,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.19%***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assiatance, Series A-4, 0.15%***, 1/1/2039, SPA: Barclays Bank PLC	90,045,000	90,045,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.16%***, 4/1/2038, LOC: TD Bank NA	5,260,000	5,260,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.17%***, 9/1/2041, LOC: TD Bank NA	11,550,000	11,550,000
Massachusetts, State Water Resources Authority, Series C-2, 0.15%***, 11/1/2026, SPA: Barclays Bank PLC	20,200,000	20,200,000
Michigan, Finance Authority, School Loan:
Series B, 0.2%***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.2%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.17%***, 4/1/2032, LOC: PNC Bank NA	16,855,000	16,855,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.21%***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	31,000,000	31,000,000
Series L-25, 144A, AMT, 0.21%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Michigan, State Building Authority, Facilities Program, Series II-B, 0.16%***, 10/15/2043, LOC: JPMorgan Chase Bank NA	6,450,000	6,450,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co., Recovery Zone Facility, 0.18%***, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Michigan, Wells Fargo Stage Trust, Series 90C, 144A, 0.19%***, 7/1/2035, LIQ: Wells Fargo Bank NA	14,510,000	14,510,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.18%***, 6/13/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.18%***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.18%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
Mississippi, Business Finance Corp., Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.15%***, 12/1/2030, GTY: Chevron Corp.	51,765,000	51,764,763
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series B, 0.15%***, 12/1/2030, GTY: Chevron Corp.	15,580,000	15,580,000
Series K, 0.15%***, 11/1/2035, GTY: Chevron Corp.	10,995,000	10,995,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing, Weatherly Ridge Apartments, Series A, AMT, 0.2%***, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.18%***, 12/1/2032, LOC: Royal Bank of Canada	22,454,000	22,454,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series C, 0.19%***, 7/1/2038, LOC: JPMorgan Chase Bank NA	21,495,000	21,495,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.2%***, 4/1/2034, LOC: Royal Bank of Canada	16,370,000	16,370,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.19%***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, State Dormitory Authority Revenues, Non State Supported Debt, Series 47C, 144A, 0.19%***, 7/1/2050, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	20,595,000	20,595,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.29%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-2B, 0.17%***, 1/1/2032, LOC: California State Teacher's Retirement System	29,300,000	29,300,000
New York, Wells Fargo Stage Trust Various States, Series 11C, 144A, 0.19%***, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series AA-1, 0.16%***, 6/15/2032	50,000,000	50,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series A-1, 0.14%***, 6/15/2044, SPA: Mizuho Corporate Bank	57,335,000	57,335,000
Series TR-T30001-I, 144A, 0.23%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York, NY, General Obligation:
Series E, 0.13%***, 8/1/2034, LOC: Bank of America NA	89,200,000	89,200,000
Series G-6, 0.16%***, 4/1/2042, LOC: Mizuho Corporate Bank	142,000,000	142,000,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College, 0.19%***, 8/1/2030, LOC: Branch Banking & Trust	7,135,000	7,135,000
Nuveen Dividend Advantage Municipal Fund, Series T30017-I, 144A, 0.23%***, 8/1/2014, LIQ: Citibank NA	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.3%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.22%***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.19%***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	26,050,000	26,050,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.19%***, 9/1/2037, LIQ: Wells Fargo Bank NA	14,415,000	14,415,000
Philadelphia, PA, Authority for Industrial Development, Series B-3, 0.15%***, 10/1/2030, LOC: PNC Bank NA	10,655,000	10,655,000
Port Authority of New York & New Jersey, Series ZZ, 1.0%, 12/1/2012	99,450,000	99,739,592
Raleigh Durham, NC, Airport Authority Revenue, Series C, 0.17%***, 5/1/2036, LOC: U.S. Bank NA	10,365,000	10,365,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.25%***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority:
Series E2, 0.18%***, 6/1/2025, LOC: U.S. Bank NA	11,860,000	11,860,000
Series F, 0.2%***, 6/1/2034, LOC: Bank of America NA	58,315,000	58,315,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.2%***, 6/1/2025, LOC: Bank of America NA	11,870,000	11,870,000
South Carolina, State Jobs-Economic Development Authority, Economic Development Revenue, Goodwill Industries of Upper South Carolina, Inc., 0.19%***, 9/1/2028, LOC: Branch Banking & Trust	5,935,000	5,935,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.17%***, 7/1/2015, LOC: Barclays Bank PLC	31,600,000	31,600,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.21%***, 10/1/2039, LOC: Citibank NA	10,790,000	10,790,000
Texas, State General Obligation:
Series B, AMT, 0.18%***, 6/1/2038, SPA: JPMorgan Chase Bank NA	42,005,000	42,005,000
Series E, 0.21%***, 12/1/2026, SPA: JPMorgan Chase Bank NA	19,000,000	19,000,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.18%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	70,100,000	70,100,000
Series 3964, 144A, 0.18%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	98,175,000	98,175,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.24%***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
Troy, NY, Capital Resource Corp. Revenue, Series 4C, 144A, 0.19%***, 9/1/2040, LIQ: Wells Fargo Bank NA	20,000,000	20,000,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.22%***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	10,120,000	10,120,000
University of Illinois, Health Services Facilities Systems, 0.18%***, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
University of New Mexico, Systems Improvement Revenues, 0.18%***, 6/1/2026, SPA: JPMorgan Chase Bank NA	31,980,000	31,980,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.21%***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.21%***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.19%***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	10,355,000	10,355,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series E1, AMT, 0.19%***, 12/1/2028, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.18%***, 3/1/2033, LOC: Fannie Mae, Freddie Mac	13,190,000	13,190,000
Total Municipal Investments (Cost $2,858,028,355)		2,858,028,355

Repurchase Agreements 4.9%
BNP Paribas, 0.19%, dated 6/29/2012, to be repurchased at $230,003,642 on 7/2/2012 (a)	230,000,000	230,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.42%, dated 6/12/2012, to be repurchased at $156,063,700 on 7/17/2012 (b)	156,000,000	156,000,000
JPMorgan Securities, Inc., 0.22%, dated 6/29/2012, to be repurchased at $50,000,917 on 7/2/2012 (c)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.16%, dated 6/29/2012, to be repurchased at $463,006,173 on 7/2/2012 (d)	463,000,000	463,000,000
Morgan Stanley & Co., Inc., 0.25%, dated 6/29/2012, to be repurchased at $100,002,083 on 7/2/2012 (e)	100,000,000	100,000,000
Total Repurchase Agreements (Cost $999,000,000)		999,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio ($19,858,303,125)+	98.4	19,858,303,125
Other Assets and Liabilities, Net	1.6	329,900,939
Net Assets	100.0	20,188,204,064

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2012.

+ The cost for federal income tax purposes was $19,858,303,125.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
86,755,506	Federal Home Loan Mortgage Corp.	4.5-5	3/1/2037- 5/1/2041	93,462,011
131,783,501	Federal National Mortgage Association	4-4.5	7/1/2041- 3/1/2042	143,437,989
Total Collateral Value				236,900,000

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,870,000	BM&FBovespa SA	5.5	7/16/2020	13,962,699
322,000	BMC Software, Inc.	7.25	6/1/2018	390,198
96,000	Camden Property Trust	5.7	5/15/2017	108,798
23,600,000	CBS Corp.	4.85-8.875	5/15/2019- 7/1/2042	26,910,532
1,775,000	Cenovus Energy, Inc.	5.7	10/15/2019	2,148,782
409,000	CenterPoint Energy Resources Corp.	5.85-6.0	5/15/2018- 1/15/2041	507,165
452,000	Charles Schwab Corp.	7.0	2/1/2022	499,008
99,999	Continental Airlines 1998-1 Class A Pass Through Trust	6.648	9/15/2017	42,406
19,958,000	Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	1/2/2023	9,688,082
200,000	Deutsche Telekom International Finance BV	2.25-3.125	4/11/2016- 3/6/2017	201,230
9,864,000	Dr Pepper Snapple Group, Inc.	6.12	5/1/2013	10,569,277
3,389,000	Eastman Chemical Co.	2.4	6/1/2017	3,434,786
715,000	HJ Heinz Co.	1.5-5.35	7/15/2013- 3/1/2017	762,464
15,906,000	NBCUniversal Media LLC	2.1-6.4	4/1/2014- 4/1/2041	18,238,012
7,025,000	Prudential Financial, Inc.	8.875	6/15/2038	8,345,407
1,508,000	Santander Holdings U.S.A., Inc.	4.625	4/19/2016	1,482,956
4,931,000	SunTrust Bank	5.0	9/1/2015	5,291,796
12,249,000	Time Warner Cable, Inc.	6.75	6/15/2039	15,066,637
31,196,000	Time Warner, Inc.	4.7-5.875	11/15/2016- 1/15/2021	35,961,686
2,845,000	UBS AG	5.875	7/15/2016	3,071,103
1,984,000	Universal City Development Partners Ltd.	8.875	11/15/2015	2,181,060
3,125,000	U.S. Airways 1999-1A Pass Through Trust	8.36	1/20/2019	967,723
750,000	XL Group PLC	6.375	11/15/2024	848,206
Total Collateral Value				160,680,013

(c) Collateralized by $67,870,000 SLM Student Loan Trust, with the various coupon rates from 0.738-0.868%, with the various maturity dates of 6/15/2033-12/15/2039 with a value of $52,000,767.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
149,186,976	Federal Home Loan Mortgage Corp.	2.362-3.411	7/1/2036- 5/1/2042	156,827,924
298,885,119	Federal National Mortgage Association	2.276-5.953	11/1/2034- 7/1/2042	315,432,078
Total Collateral Value				472,260,002

(e) Collateralized by $96,255,165 Federal Home Loan Mortgage Corp., with the various coupon rates from 3-5.5%, with the various maturity dates of 6/1/2027-6/1/2042 with a value of $103,000,000.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FDIC: Federal Deposit Insurance Corp.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (f)	$—	$18,859,303,125	$—	$18,859,303,125
Repurchase Agreements	—	999,000,000	—	999,000,000
Total	$—	$19,858,303,125	$—	$19,858,303,125

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$19,858,303,125
Cash	7,211
Receivable for investments sold	429,276,000
Interest receivable	14,488,762
Other assets	87,885
Total assets	20,302,162,983
Liabilities
Payable for investments purchased	111,416,543
Accrued management fee	1,777,132
Accrued Trustees' fees	58,675
Other accrued expenses and payables	706,569
Total liabilities	113,958,919
Net assets, at value	$20,188,204,064

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Interest	$31,436,953
Expenses: Management fee	13,701,556
Administration fee	3,243,575
Custodian fee	113,414
Professional fees	111,522
Reports to shareholders	9,827
Trustees' fees and expenses	420,975
Other	399,385
Total expenses before expense reductions	18,000,254
Expense reductions	(2,860,780)
Total expenses after expense reductions	15,139,474
Net investment income	16,297,479
Net realized gain (loss) from investments	97,447
Net increase (decrease) in net assets resulting from operations	$16,394,926

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income	$16,297,479	$26,532,657
Operations: Net investment income	$16,297,479	$26,532,657
Net realized gain (loss)	97,447	1,557,847
Net increase (decrease) in net assets resulting from operations	16,394,926	28,090,504
Capital transactions in shares of beneficial interest: Proceeds from capital invested	108,122,638,056	230,841,771,646
Value of capital withdrawn	(108,735,005,593)	(244,517,559,931)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(612,367,537)	(13,675,788,285)
Increase (decrease) in net assets	(595,972,611)	(13,647,697,781)
Net assets at beginning of period	20,784,176,675	34,431,874,456
Net assets at end of period	$20,188,204,064	$20,784,176,675

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/12 (Unaudited)		2011	2010	2009	2008	2007
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20,188		20,784	34,432	42,466	29,653	33,739
Ratio of expenses before expense reductions (%)	.17	*	.16	.17	.16	.17	.17
Ratio of expenses after expense reductions (%)	.14	*	.15	.16	.14	.13	.14
Ratio of net investment income (%)	.15	*	.10	.16	.43	2.85	5.14
Total Return (%)a,b	.08	**	.11	.17	.48	2.81	5.31
a Total return would have been lower had certain expenses not been reduced.
b Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the "Portfolio'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2012, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 12%, 10%, 5% and 71%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund's average daily net assets. The waiver may be changed or terminated at anytime without notice.

For the six months ended June 30, 2012, the Advisor waived a portion of its management fee aggregating $2,860,780, and the amount charged aggregated $10,840,776, which was equivalent to an annualized effective rate of 0.10% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $3,243,575, of which $518,382 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2012, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $1,273, all of which is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2012.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site
www.dbadvisorsliquidity.com/US
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Nasdaq Symbol	BICXX
CUSIP Number	23337T 110
Fund Number	541

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Deutsche Asset Management
A Member of the Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

CMF-3
(R-028295-1 8/12)

SEMIANNUAL REPORT TO SHAREHOLDERS Cash Reserve Fund Prime Series June 30, 2012

Contents
Cash Reserve Fund — Prime Series
3 Portfolio Summary
4 Statement of Assets and Liabilities
5 Statement of Operations
6 Statement of Changes in Net Assets
7 Financial Highlights
12 Notes to Financial Statements
17 Information About Your Fund's Expenses

Cash Management Portfolio
20 Investment Portfolio
39 Statement of Assets and Liabilities
40 Statement of Operations
41 Statement of Changes in Net Assets
42 Financial Highlights
43 Notes to Financial Statements

47 Other Information
48 Summary of Management Fee Evaluation by Independent Fee Consultant
52 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investment in Cash Management Portfolio, at value	$994,940,633
Receivable for Fund shares sold	8,506
Other assets	38,206
Total assets	994,987,345
Liabilities
Distributions payable	906
Accrued Trustees' fees	446
Other accrued expenses and payables	287,896
Total liabilities	289,248
Net assets, at value	$994,698,097
Net Assets Consist of
Undistributed net investment income	3
Accumulated net realized gain (loss)	68,099
Paid-in capital	994,629,995
Net assets, at value	$994,698,097
Net Asset Value
Prime Shares Net Asset Value, offering and redemption price per share ($611,068,683 ÷ 611,198,896 outstanding shares of beneficial interest, $.001 par value, 9,000,000,000 shares authorized)	$1.00
Prime Institutional Shares Net Asset Value, offering and redemption price per share ($383,625,412 ÷ 383,655,429 outstanding shares of beneficial interest, $.001 par value, 3,200,000,000 shares authorized)	$1.00
Managed Shares Net Asset Value, offering and redemption price per share ($4,002 ÷ 4,002 outstanding shares of beneficial interest, $.001 par value, 200,000,000 shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income and expenses allocated from Cash Management Portfolio: Interest	$1,565,873
Expenses*	(753,914)
Total income	811,959
Expenses: Administration fee	538,303
Services to shareholders	334,349
Distribution and service fees	1,013,120
Professional fees	16,252
Reports to shareholders	42,629
Registration fees	37,150
Directors' fees and expenses	2,548
Other	18,001
Total expenses before expense reductions	2,002,352
Expense reductions	(1,260,210)
Total expenses after expense reductions	742,142
Net investment income (loss)	69,817
Net realized gain (loss) allocated from Cash Management Portfolio	4,959
Net increase (decrease) in net assets resulting from operations	$74,776

* Net of $142,452 Advisor reimbursement allocated from Cash Management Portfolio for the period ended June 30, 2012.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income	$69,817	$137,781
Net realized gain (loss)	4,959	65,564
Net increase (decrease) in net assets resulting from operations	74,776	203,345
Distributions to shareholders from: Net investment income: Prime Shares	(31,689)	(119,515)
Prime Institutional Shares	(38,125)	(96,148)
Managed Shares	—	(3)*
Total distributions	(69,814)	(215,666)
Fund share transactions: Proceeds from shares sold	942,712,152	3,025,111,289
Reinvestment of distributions	64,058	193,530
Payments for shares redeemed	(1,081,800,847)	(3,234,677,026)
Net increase (decrease) in net assets from Fund share transactions	(139,024,637)	(209,372,207)
Increase (decrease) in net assets	(139,019,675)	(209,384,528)
Net assets at beginning of period	1,133,717,772	1,343,102,300
Net assets at end of period (including undistributed net investment income of $3 and $0, respectively)	$994,698,097	$1,133,717,772

* For the period from January 18, 2011 (commencement of operations of Managed Shares class) through December 31, 2011.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Prime Shares
			Years Ended December 31,
	Six Months Ended 6/30/12 (Unaudited)		2011		2010		2009		2008		Period Ended 12/31/07a		Year Ended 3/31/07
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	***	.000	***	.000	***	.001		.023.		.035		.046
Net realized gain (loss)	.000	***	.000	***	.001		.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.001		.001		.023		.035		.046
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.001)		(.023)		(.035)		(.046)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)b	.00	**	.02		.01		.10		2.28		3.57	**	4.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	611		620		754		850		1,173		1,364		2,104
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)c	.70	*	.69		.67		.72		.68		.67	*	.71
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)c	.28	*	.24		.31		.55		.64		.65	*	.71
Ratio of net investment income (%)	.01	*	.01		.01		.08		2.35		4.67	*	4.56
a For the period from April 1, 2007 through December 31, 2007.
b Total return would have been lower had certain expenses not been reduced.
c On May 14, 2007, Cash Reserve Fund — Prime Series became a feeder of Cash Management Portfolio. Expense ratios disclosed prior to December 31, 2007 are for Cash Reserve Fund — Prime Series as a stand-alone fund.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Prime Institutional Shares
			Years Ended December 31,
	Six Months Ended 6/30/12 (Unaudited)		2011		2010	2009		2008		Period Ended 12/31/07a		Year Ended 3/31/07
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	***	.000	***	.001	.003		.026		.038		.049
Net realized gain (loss)	.000	***	.000	***	.001	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.002	.003		.026		.038		.049
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.001)	(.003)		(.026)		(.038)		(.049)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)b	.01	**	.02		.05	.32		2.67		3.87	**	5.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	384		514		589	557		819		1,265		857
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)c	.31	*	.30		.29	.35		.30		.29	*	.32
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)c	.27	*	.24		.27	.32		.26		.27	*	.32
Ratio of net investment income (%)	.02	*	.01		.05	.32		2.73		5.05	*	4.95
a For the period from April 1, 2007 through December 31, 2007.
b Total return would have been lower had certain expenses not been reduced.
c On May 14, 2007, Cash Reserve Fund — Prime Series became a feeder of Cash Management Portfolio. Expense ratios disclosed prior to December 31, 2007 are for Cash Reserve Fund — Prime Series as a stand-alone fund.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Managed Shares
	Six Months Ended 6/30/12 (Unaudited)		Period Ended 12/31/11a
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00
Income from investment operations: Net investment income	.000	***	.000	***
Net realized gain (loss)	.000	***	.000	***
Total from investment operations	.000	***	.000	***
Less distributions from: Net investment income	—		(.001)
Net asset value, end of period	$1.00		$1.00
Total Return (%)b	.00	**	.07	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	4		4
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.53	*	2.26	*
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.29	*	.23	*
Ratio of net investment income (%)	.00	*	.00	*
a For the period from January 18, 2011 (commencement of operations of Managed Shares class) to December 31, 2011.
b Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Reserve Fund — Prime Series (the "Fund") is a diversified series of Cash Reserve Fund, Inc., which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and is organized as a corporation under the laws of the state of Maryland.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, the Cash Management Portfolio (the "Portfolio''), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA'' or the "Advisor''), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2012, the Fund owned approximately 5% of the Portfolio.

The Fund offers three classes of shares to investors: Cash Reserve Prime Shares ("Prime Shares"), Cash Reserve Prime Institutional Shares ("Prime Institutional Shares") and Cash Reserve Managed Shares ("Managed Shares").

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, were borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal periods/years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Corporation are allocated among the Funds in the Corporation on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2012 through April 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Managed Shares Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

Accordingly, for the six months ended June 30, 2012, the Administration Fee was $538,303, of which $83,593 is unpaid.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses of the Fund.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"). DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2012, the amounts charged to the Fund by DISC were as follows:
	Total Aggregated	Waived	Unpaid at June 30, 2012
Prime Shares	$273,660	$218,725	$54,935
Prime Institutional Shares	48,858	28,364	20,494
Managed Shares	2	1	1
	$322,520	$247,090	$75,430

Distribution and Service Fees. DWS Investments Distributors, Inc. ("DIDI") is the Fund's Distributor. The Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and payable monthly at 0.25% of Prime Shares average daily net assets. For the six months ended June 30, 2012, the Distribution Fee was as follows:
	Total Aggregated	Waived	Annualized Effective Rates
Prime Shares	$791,487	$791,487	.00%

The Fund pays the Distributor a shareholder servicing fee based on the average daily net assets which is calculated daily and paid monthly at a rate of 0.07% of Prime Shares and 0.15% of Managed Shares. The Distributor uses this fee to compensate third parties that provide shareholder services to their clients who own shares. For the six months ended June 30, 2012, the shareholder servicing fee was as follows:
	Total Aggregated	Waived	Annualized Effective Rates
Prime Shares	$221,630	$221,630	.00%
Managed Shares	3	3	.00%
	$221,633	$221,633

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in Statement of Operations under "reports to shareholders" aggregated $15,165, of which $5,227 was unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Prime Shares	367,917,079	$367,917,079	956,103,230	$956,103,230
Prime Institutional Shares	574,795,073	574,795,073	2,069,004,059	2,069,004,059
Managed Shares	—	—	4,000 *	4,000 *
		$942,712,152		$3,025,111,289
Shares issued to shareholders in reinvestment of distributions
Prime Shares	28,802	$28,802	108,327	$108,327
Prime Institutional Shares	35,256	35,256	85,201	85,201
Managed Shares	—	—	2 *	2 *
		$64,058		$193,530
Shares redeemed
Prime Shares	(376,596,053)	$(376,596,053)	(1,090,672,652)	$(1,090,672,652)
Prime Institutional Shares	(705,204,794)	(705,204,794)	(2,144,004,374)	(2,144,004,374)
		$(1,081,800,847)		$(3,234,677,026)
Net increase (decrease)
Prime Shares	(8,650,172)	$(8,650,172)	(134,461,095)	$(134,461,095)
Prime Institutional Shares	(130,374,465)	(130,374,465)	(74,915,114)	(74,915,114)
Managed Shares	—	—	4,002 *	4,002 *
		$(139,024,637)		$(209,372,207)

* For the period from January 18, 2011 (commencement of operations of Managed Shares class) through December 31, 2011.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012 (Unaudited)
Actual Fund Return*	Prime Shares	Prime Institutional Shares	Managed Shares
Beginning Account Value 1/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,000.05	$1,000.09	$1,000.00
Expenses Paid per $1,000**	$1.39	$1.34	$1.44
Hypothetical 5% Fund Return*	Prime Shares	Prime Institutional Shares	Managed Shares
Beginning Account Value 1/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,023.47	$1,023.52	$1,023.42
Expenses Paid per $1,000**	$1.41	$1.36	$1.46

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios	Prime Shares	Prime Institutional Shares	Managed Shares
Cash Reserve Fund — Prime Series	.28%	.27%	.29%

For more information, please refer to the Fund's prospectus.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2012 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 11.1%
Banco del Estado de Chile:
0.38%, 8/31/2012	47,000,000	47,000,000
0.45%, 7/25/2012	25,000,000	25,000,000
Bank of New York Mellon Corp., 4.95%, 11/1/2012	25,000,000	25,380,675
Bank of Nova Scotia, 0.25%, 8/17/2012	75,000,000	75,002,280
Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.35%, 8/14/2012	29,500,000	29,503,601
China Construction Bank Corp.:
0.4%, 8/1/2012	40,000,000	40,000,000
0.47%, 7/3/2012	37,000,000	37,000,000
0.51%, 7/10/2012	54,000,000	54,000,000
Commonwealth Bank of Australia, 0.38%, 12/12/2012	100,000,000	100,004,547
DZ Bank, 0.3%, 8/21/2012	86,500,000	86,500,000
Export Development Canada, 144A, 0.335%, 5/23/2013	19,000,000	19,000,000
Industrial & Commercial Bank of China:
0.35%, 8/3/2012	50,000,000	50,000,000
0.4%, 7/30/2012	40,000,000	40,000,000
0.4%, 8/1/2012	24,650,000	24,650,000
Mizuho Corporate Bank Ltd.:
0.18%, 7/17/2012	50,000,000	50,000,000
0.23%, 7/20/2012	150,000,000	150,000,000
Nordea Bank Finland PLC:
0.25%, 8/10/2012	50,000,000	50,006,176
0.28%, 9/18/2012	108,000,000	107,992,880
0.29%, 9/7/2012	180,000,000	180,000,000
0.34%, 8/13/2012	25,000,000	25,002,683
Rabobank Nederland NV:
0.31%, 8/30/2012	47,500,000	47,503,162
0.35%, 8/16/2012	50,000,000	50,000,638
0.51%, 8/1/2012	70,000,000	70,001,195
0.52%, 9/21/2012	50,000,000	50,001,133
Skandinaviska Enskilda Banken AB:
0.25%, 8/3/2012	92,000,000	92,000,000
0.27%, 7/24/2012	86,704,000	86,704,000
0.47%, 7/18/2012	20,000,000	20,002,076
0.47%, 7/20/2012	42,750,000	42,750,000
0.47%, 7/20/2012	38,000,000	38,000,000
0.49%, 7/9/2012	18,000,000	18,000,000
0.49%, 8/23/2012	200,000,000	200,000,000
Standard Chartered Bank, 0.35%, 9/28/2012	120,000,000	120,000,000
Svenska Handelsbanken AB, 0.245%, 8/13/2012	200,000,000	200,001,194
Total Certificates of Deposit and Bank Notes (Cost $2,251,006,240)		2,251,006,240

Collateralized Mortgage Obligation 0.2%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.643%, 3/20/2013 (Cost $38,500,000)	38,500,000	38,500,000

Commercial Paper 34.3%
Issued at Discount** 31.2%
ASB Finance Ltd., 0.58%, 7/12/2012	60,000,000	59,989,367
Autobahn Funding Co., LLC, 144A, 0.27%, 7/9/2012	48,567,000	48,564,086
Barclays Bank PLC, 0.22%, 7/6/2012	86,944,000	86,941,343
BNZ International Funding Ltd.:
144A, 0.22%, 8/9/2012	28,000,000	27,993,327
144A, 0.58%, 7/12/2012	48,500,000	48,491,405
Coca-Cola Co.:
0.2%, 9/6/2012	25,000,000	24,990,694
0.2%, 9/7/2012	58,800,000	58,777,787
0.23%, 9/5/2012	50,000,000	49,978,917
DBS Bank Ltd., 144A, 0.26%, 8/29/2012	94,000,000	93,959,946
DnB Bank ASA, 0.305%, 9/11/2012	118,000,000	117,928,020
eBay, Inc., 144A, 0.17%, 9/19/2012	25,880,000	25,870,223
Erste Abwicklungsanstalt:
0.39%, 9/6/2012	50,000,000	49,963,708
0.4%, 9/5/2012	50,000,000	49,963,333
0.48%, 11/6/2012	50,000,000	49,914,667
0.52%, 12/4/2012	70,000,000	69,842,267
0.54%, 11/9/2012	34,000,000	33,933,190
0.57%, 8/31/2012	15,500,000	15,485,030
0.57%, 1/8/2013	45,000,000	44,863,912
0.58%, 10/18/2012	31,200,000	31,145,209
0.64%, 9/28/2012	20,000,000	19,968,356
0.7%, 9/17/2012	50,000,000	49,924,167
0.7%, 1/11/2013	38,000,000	37,856,656
0.72%, 9/4/2012	29,800,000	29,761,260
0.8%, 8/13/2012	35,000,000	34,966,556
0.83%, 7/23/2012	98,200,000	98,150,191
0.83%, 8/2/2012	45,000,000	44,966,800
General Electric Capital Corp.:
0.23%, 7/13/2012	50,000,000	49,996,167
0.24%, 7/23/2012	60,000,000	59,991,200
0.28%, 7/2/2012	50,000,000	49,999,611
0.31%, 7/9/2012	100,000,000	99,993,111
0.34%, 10/22/2012	100,000,000	99,893,278
0.35%, 10/9/2012	150,000,000	149,854,167
Google, Inc., 0.11%, 7/12/2012	50,000,000	49,998,319
Gotham Funding Corp.:
144A, 0.2%, 7/5/2012	50,000,000	49,998,889
144A, 0.2%, 7/12/2012	100,000,000	99,993,889
Hannover Funding Co., LLC:
0.499%, 8/7/2012	30,000,000	29,984,583
0.5%, 8/3/2012	43,000,000	42,980,292
0.5%, 8/17/2012	22,500,000	22,485,313
0.51%, 7/9/2012	22,500,000	22,497,450
0.55%, 7/5/2012	30,000,000	29,998,167
ING (U.S.) Funding LLC:
0.35%, 8/21/2012	71,500,000	71,464,548
0.37%, 7/12/2012	60,000,000	59,993,217
0.37%, 7/30/2012	51,000,000	50,984,799
Johnson & Johnson:
144A, 0.1%, 7/9/2012	100,000,000	99,997,778
144A, 0.17%, 9/26/2012	1,076,000	1,075,558
Kells Funding LLC:
144A, 0.3%, 7/25/2012	79,500,000	79,484,100
144A, 0.43%, 8/28/2012	30,000,000	29,979,217
144A, 0.5%, 10/23/2012	23,478,000	23,440,826
144A, 0.51%, 10/5/2012	124,000,000	123,831,360
144A, 0.54%, 10/1/2012	32,500,000	32,455,150
144A, 0.58%, 9/20/2012	14,599,000	14,579,948
144A, 0.58%, 11/2/2012	51,500,000	51,397,114
144A, 0.59%, 8/23/2012	17,500,000	17,484,799
144A, 0.62%, 10/2/2012	43,700,000	43,630,007
144A, 0.62%, 10/15/2012	46,000,000	45,916,024
144A, 0.63%, 10/15/2012	90,000,000	89,833,050
144A, 0.65%, 8/3/2012	43,000,000	42,974,379
144A, 0.66%, 8/21/2012	50,000,000	49,953,250
144A, 0.67%, 8/20/2012	50,000,000	49,953,472
144A, 0.67%, 8/21/2012	50,000,000	49,952,542
Kreditanstal Fuer Wiederaufbau, 144A, 0.225%, 7/13/2012	49,000,000	48,996,325
National Australia Funding (Delaware), Inc., 144A, 0.2%, 8/8/2012	51,000,000	50,989,233
Nestle Finance International Ltd., 0.19%, 7/11/2012	100,000,000	99,994,722
New York Life Capital Corp.:
144A, 0.17%, 8/13/2012	2,500,000	2,499,492
144A, 0.185%, 8/29/2012	8,725,000	8,722,355
Nieuw Amsterdam Receivables Corp.:
144A, 0.2%, 7/20/2012	70,000,000	69,992,611
144A, 0.225%, 7/19/2012	14,481,000	14,479,371
144A, 0.23%, 7/19/2012	50,000,000	49,994,250
144A, 0.235%, 8/7/2012	121,902,000	121,872,557
Nordea North America, Inc., 0.58%, 8/16/2012	60,945,000	60,899,833
NRW.Bank:
0.26%, 8/1/2012	44,000,000	43,990,149
0.295%, 8/20/2012	50,000,000	49,979,514
0.315%, 9/6/2012	64,000,000	63,962,480
0.37%, 9/25/2012	25,000,000	24,977,903
Oesterreichische Kontrollbank AG, 0.24%, 9/14/2012	50,000,000	49,975,000
Oversea-Chinese Banking Corp., Ltd., 0.42%, 10/12/2012	100,000,000	99,879,833
PNC Bank NA, 0.2%, 8/20/2012	100,000,000	99,972,222
Proctor & Gamble Co.:
0.13%, 8/29/2012	50,000,000	49,989,347
0.14%, 7/20/2012	47,000,000	46,996,527
0.14%, 7/30/2012	22,000,000	21,997,519
0.14%, 7/31/2012	100,000,000	99,988,333
Rabobank USA Financial Corp., 0.34%, 8/2/2012	43,000,000	42,987,004
Regency Markets No. 1 LLC:
144A, 0.2%, 7/12/2012	24,726,000	24,724,413
144A, 0.22%, 7/6/2012	29,501,000	29,500,099
SBAB Bank AB:
144A, 0.47%, 8/29/2012	23,398,000	23,379,977
144A, 0.47%, 9/4/2012	4,000,000	3,996,606
144A, 0.48%, 9/5/2012	24,000,000	23,978,880
144A, 0.51%, 8/1/2012	11,000,000	10,995,169
144A, 0.51%, 8/3/2012	25,000,000	24,988,312
144A, 0.51%, 9/14/2012	22,000,000	21,976,625
144A, 0.58%, 7/13/2012	61,000,000	60,988,207
144A, 0.6%, 7/9/2012	41,995,000	41,989,401
Skandinaviska Enskilda Banken AB:
0.27%, 8/24/2012	71,500,000	71,471,042
0.485%, 7/11/2012	48,500,000	48,493,466
Societe Generale North America, Inc., 0.2%, 7/2/2012	365,000,000	364,997,972
Standard Chartered Bank:
0.23%, 7/12/2012	100,000,000	99,992,972
0.28%, 7/2/2012	150,000,000	149,998,833
0.36%, 10/9/2012	150,000,000	149,850,000
Starbird Funding Corp., 144A, 0.2%, 7/2/2012	59,587,000	59,586,669
Straight-A Funding LLC:
144A, 0.18%, 7/9/2012	52,283,000	52,280,909
144A, 0.18%, 7/16/2012	80,000,000	79,994,000
Sumitomo Mitsui Banking Corp., 0.23%, 7/2/2012	40,500,000	40,499,741
Sydney Capital Corp., 144A, 0.3%, 9/14/2012	30,000,000	29,981,250
UOB Funding LLC:
0.24%, 9/11/2012	25,000,000	24,988,000
0.26%, 9/19/2012	75,000,000	74,956,667
0.3%, 11/5/2012	24,000,000	23,974,600
Victory Receivables Corp.:
144A, 0.163%, 7/13/2012	40,000,000	39,997,333
144A, 0.2%, 7/5/2012	41,000,000	40,999,089
144A, 0.2%, 8/3/2012	50,000,000	49,990,833
144A, 0.22%, 7/27/2012	50,755,000	50,746,936
144A, 0.23%, 7/10/2012	45,991,000	45,988,356
Walt Disney Co., 0.09%, 7/2/2012	50,000,000	49,999,875
Westpac Banking Corp.:
0.55%, 8/1/2012	60,000,000	59,971,583
0.56%, 8/14/2012	15,000,000	14,989,733
		6,303,640,119
Issued at Par 3.1%
ASB Finance Ltd.:
144A, 0.49%*, 2/13/2013	71,500,000	71,500,000
144A, 0.645%*, 5/17/2013	65,000,000	65,000,000
144A, 0.688%*, 2/1/2013	37,000,000	36,995,629
Australia & New Zealand Banking Group Ltd.:
144A, 0.295%*, 11/26/2012	136,000,000	136,000,000
144A, 0.295%*, 11/26/2012	52,000,000	51,999,890
BNZ International Funding Ltd., 144A, 0.646%*, 5/9/2013	24,000,000	24,000,000
Kells Funding LLC, 144A, 0.575%*, 1/17/2013	116,500,000	116,500,000
Westpac Banking Corp.:
144A, 0.525%*, 10/26/2012	25,000,000	25,000,000
144A, 0.55%*, 4/26/2013	90,000,000	90,000,000
		616,995,519
Total Commercial Paper (Cost $6,920,635,638)		6,920,635,638

Government & Agency Obligations 9.4%
Other Government Related 0.1%
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.711%, 12/26/2012	12,485,000	12,524,150
U.S. Government Sponsored Agencies 4.7%
Federal Farm Credit Bank, 0.219%**, 5/23/2013	15,000,000	14,970,117
Federal Home Loan Bank:
0.039%**, 7/25/2012	8,527,000	8,526,773
0.069%**, 8/2/2012	100,000,000	99,993,778
0.097%**, 7/13/2012	100,000,000	99,996,500
0.125%, 3/5/2013	14,095,000	14,085,709
0.15%, 10/23/2012	40,000,000	39,998,423
0.159%**, 11/13/2012	24,000,000	23,985,600
0.17%*, 11/8/2013	20,000,000	19,989,207
0.195%*, 11/4/2013	22,000,000	21,992,523
0.2%**, 6/7/2013	50,000,000	49,905,278
0.2%, 3/6/2013	50,000,000	49,995,556
0.23%, 8/24/2012	15,670,000	15,670,958
0.24%, 4/12/2013	25,000,000	24,997,455
0.27%, 7/6/2012	20,600,000	20,600,003
0.27%, 7/3/2013	35,000,000	35,000,000
Federal Home Loan Mortgage Corp.:
0.118%**, 8/28/2012	60,000,000	59,988,400
0.127%**, 8/7/2012	100,000,000	99,986,639
0.127%**, 8/8/2012	80,000,000	79,989,022
0.129%**, 11/14/2012	40,000,000	39,980,355
0.169%**, 1/9/2013	25,000,000	24,977,333
Federal National Mortgage Association:
0.099%**, 10/15/2012	66,500,000	66,480,419
0.158%**, 10/1/2012	10,000,000	9,995,911
0.188%**, 10/1/2012	17,500,000	17,491,503
		938,597,462
U.S. Treasury Obligations 4.6%
U.S. Treasury Bills:
0.062%**, 7/26/2012	1,909,000	1,908,917
0.067%**, 7/19/2012	3,200,000	3,199,892
0.077%**, 8/16/2012	4,250,000	4,249,582
0.086%**, 8/9/2012	250,000	249,977
0.095%**, 8/2/2012	136,000	135,988
0.12%**, 8/16/2012	500,000,000	499,923,333
U.S. Treasury Notes:
0.375%, 9/30/2012	18,000,000	18,011,457
0.625%, 7/31/2012	133,130,000	133,188,096
1.125%, 6/15/2013	50,000,000	50,432,705
1.5%, 7/15/2012	180,000,000	180,097,539
2.75%, 2/28/2013	25,000,000	25,423,977
4.0%, 11/15/2012	19,500,000	19,778,331
		936,599,794
Total Government & Agency Obligations (Cost $1,887,721,406)		1,887,721,406

Short-Term Notes* 10.8%
Bank of Nova Scotia:
0.38%, 12/14/2012	120,000,000	120,000,000
0.4%, 11/9/2012	134,500,000	134,500,000
Bayerische Landesbank, 0.305%, 11/23/2012	40,000,000	40,000,000
Canadian Imperial Bank of Commerce:
0.485%, 4/26/2013	145,000,000	145,000,000
0.515%, 2/7/2013	25,000,000	25,000,000
Commonwealth Bank of Australia:
144A, 0.5%, 3/1/2013	75,000,000	75,000,000
144A, 0.615%, 11/26/2012	20,000,000	20,010,070
General Electric Capital Corp., 0.595%, 11/1/2012	50,722,000	50,770,693
JPMorgan Chase Bank NA, 0.527%, 12/7/2012	250,000,000	250,000,000
Kommunalbanken AS, 144A, 0.595%, 5/7/2013	40,000,000	40,031,166
National Australia Bank Ltd.:
0.295%, 10/29/2012	29,000,000	29,000,000
0.5%, 3/8/2013	147,000,000	147,000,000
0.549%, 4/9/2013	20,000,000	20,000,000
Nordea Bank Finland PLC, 0.867%, 9/13/2012	70,000,000	70,034,459
Rabobank Nederland NV:
0.392%, 8/16/2012	133,500,000	133,500,000
0.567%, 12/21/2012	74,000,000	74,000,000
144A, 0.605%, 8/16/2014	75,000,000	75,000,000
0.615%, 5/7/2013	1,000,000	1,000,000
0.623%, 1/23/2013	82,000,000	82,000,000
Royal Bank of Canada:
0.55%, 6/4/2013	46,250,000	46,250,000
0.55%, 6/13/2013	110,500,000	110,500,000
Sumitomo Mitsui Banking Corp., 0.34%, 3/15/2013	106,200,000	106,200,000
Svensk Exportkredit AB, 144A, 0.44%, 5/22/2013	65,000,000	65,000,000
Svenska Handelsbanken AB, 144A, 0.426%, 8/7/2012	80,000,000	80,000,000
Westpac Banking Corp.:
0.57%, 5/9/2013	125,000,000	125,000,000
0.645%, 2/6/2013	49,000,000	49,000,000
144A, 1.015%, 10/23/2012	61,110,000	61,175,808
Total Short-Term Notes (Cost $2,174,972,196)		2,174,972,196

Time Deposits 13.5%
Bank of Montreal, 0.05%, 7/2/2012	524,136,688	524,136,688
DnB Bank ASA, 0.09%, 7/2/2012	850,000,000	850,000,000
National Australia Bank Ltd., 0.08%, 7/2/2012	129,302,602	129,302,602
Nordea Bank Finland PLC, 0.08%, 7/2/2012	450,000,000	450,000,000
Royal Bank of Canada, 0.12%, 7/2/2012	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB, 0.1%, 7/2/2012	200,000,000	200,000,000
Svenska Handelsbanken AB, 0.1%, 7/2/2012	500,000,000	500,000,000
Total Time Deposits (Cost $2,728,439,290)		2,728,439,290

Municipal Investments 14.2%
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.18%***, 4/15/2039, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,165,000	22,165,000
Arizona, Nuveen Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.23%***, 8/1/2014, LIQ: Citibank NA	27,900,000	27,900,000
Austin, TX, Water & Wastewater Systems Revenue, 0.16%***, 5/15/2031, LOC: Bank of Tokyo-Mitsubishi UFJ, Sumitomo Mitsui Banking	25,920,000	25,920,000
Beaver County, PA, Industrial Development Authority, State Electric Co., Series B, 0.16%***, 11/1/2025, LOC: UBS AG	14,500,000	14,500,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.28%***, 3/1/2041, LIQ: JPMorgan Chase Bank NA	30,000,000	30,000,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
California, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.22%***, Mandatory Put 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,200,000	9,200,000
California, Wells Fargo State Trusts:
Series 16C, 144A, 0.19%***, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Series 72C, 144A, 0.19%***, 8/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	28,275,000	28,275,000
Series 25C, 144A, 0.19%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Chicago, IL, Midway Airport Revenue, Series A-1, 0.18%***, 1/1/2021, LOC: Bank of Montreal	22,000,000	22,000,000
Chicago, IL, O'Hare International Airport Revenue, Series D, 0.17%***, 1/1/2035, LOC: Barclays Bank	25,000,000	25,000,000
Clark County, NV, Airport Revenue, Series D-2B, 0.17%***, 7/1/2040, LOC: Royal Bank of Canada	65,000,000	65,000,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series B-1, 0.18%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	18,935,000	18,935,000
"I", Series A-2, 0.2%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	10,185,000	10,185,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.21%***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.29%***, 6/1/2038, LOC: Bank of America NA	32,330,000	32,330,000
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.19%***, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.23%***, 4/15/2049, LIQ: Federal Home Loan Bank	14,960,000	14,960,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.18%***, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.19%***, 7/1/2038, LOC: Northern Trust Co.	12,910,000	12,910,000
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.18%***, 8/1/2040, SPA: Royal Bank of Canada	84,890,000	84,890,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.18%***, 10/1/2036, LOC: Branch Banking & Trust	7,680,000	7,680,000
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.18%***, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.19%***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,240,000	9,240,000
Highlands County, FL, Health Facilities Authority, Adventist Health System, Series F, 0.15%***, 11/15/2035, LOC: Wells Fargo Bank NA	60,650,000	60,650,000
Houston, TX, Airport Systems Revenue, 0.17%***, 7/1/2030, LOC: Barclays Bank PLC	8,000,000	8,000,000
Houston, TX, Utility Systems Revenue, Series D-1, 0.21%***, 5/15/2034, INS: AGMC, LOC: JPMorgan Chase Bank NA	44,000,000	44,000,000
Houston, TX, Water & Sewer Systems Revenue, Series 27TPZ, 144A, 0.18%***, 12/1/2028, INS: AGMC, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	16,250,000	16,250,000
Illinois, State Finance Authority Revenue, Methodist Medical Center, Series B, 0.17%***, 11/15/2041, LOC: PNC Bank NA	10,000,000	10,000,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.19%***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Indiana, State Development Finance Authority, Republic Services, Inc., 0.17%***, 11/1/2035, LOC: JPMorgan Chase Bank NA	10,200,000	10,200,000
Indiana, State Finance Authority Hospital Revenue, Parkview Health Systems, Series D, 0.17%***, 11/1/2039, LOC: Wells Fargo Bank NA	25,495,000	25,495,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series K, 0.19%***, 3/1/2033, LOC: JPMorgan Chase Bank NA	19,595,000	19,595,000
Indiana, State Municipal Power Agency, Series A, 0.2%***, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
Indiana, Wells Fargo Stage Trust, Series 41C, 144A, 0.19%***, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,715,000	16,715,000
Iowa, State Finance Authority, Health Facilities Revenue, State Health Systems, Series B, 0.17%***, 2/15/2035, LOC: JPMorgan Chase Bank NA	10,240,000	10,240,000
Iowa, State Finance Authority, Single Family Mortgage, Series C, AMT, 0.2%***, 1/1/2036, SPA: State Street Bank & Trust Co.	6,600,000	6,600,000
Jeffersontown, KY, Lease Program Revenue, State League of Cities Funding Trust, 0.17%***, 3/1/2030, LOC: U.S. Bank NA	2,350,000	2,350,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B3, 0.23%***, 7/1/2033, LOC: Mizuho Corporate Bank	8,850,000	8,850,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 144A, 0.19%***, 7/1/2038, LOC: U.S. Bank NA	4,415,000	4,415,000
Kentucky, State Housing Corp. Revenue, Series O, 0.2%***, 1/1/2036, SPA: State Street Bank & Trust Co.	18,160,000	18,160,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.17%***, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Lee County, FL, Industrial Development Authority, Hope Hospice Project, 0.19%***, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.16%***, 12/1/2032, LIQ: Freddie Mac	10,650,000	10,650,000
Los Angeles, CA, Wastewater Systems Revenue, Series B, 0.14%***, 6/1/2028, LOC: JPMorgan Chase Bank NA	23,590,000	23,590,000
Louisiana, St. James Parish Pollution Control Revenue, Texaco, Inc., Series B, 0.15%***, 7/1/2012, GTY: Chevron Corp.	16,500,000	16,500,000
Louisiana, Wells Fargo Stage Trust, Series 11C, 144A, 0.19%***, 5/1/2045, LIQ: Wells Fargo Bank NA	17,295,000	17,295,000
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series B, 0.16%***, 10/1/2039, LOC: JPMorgan Chase Bank NA	9,100,000	9,100,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.19%***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assiatance, Series A-4, 0.15%***, 1/1/2039, SPA: Barclays Bank PLC	90,045,000	90,045,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.16%***, 4/1/2038, LOC: TD Bank NA	5,260,000	5,260,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.17%***, 9/1/2041, LOC: TD Bank NA	11,550,000	11,550,000
Massachusetts, State Water Resources Authority, Series C-2, 0.15%***, 11/1/2026, SPA: Barclays Bank PLC	20,200,000	20,200,000
Michigan, Finance Authority, School Loan:
Series B, 0.2%***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.2%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.17%***, 4/1/2032, LOC: PNC Bank NA	16,855,000	16,855,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.21%***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	31,000,000	31,000,000
Series L-25, 144A, AMT, 0.21%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Michigan, State Building Authority, Facilities Program, Series II-B, 0.16%***, 10/15/2043, LOC: JPMorgan Chase Bank NA	6,450,000	6,450,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co., Recovery Zone Facility, 0.18%***, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Michigan, Wells Fargo Stage Trust, Series 90C, 144A, 0.19%***, 7/1/2035, LIQ: Wells Fargo Bank NA	14,510,000	14,510,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.18%***, 6/13/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.18%***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.18%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
Mississippi, Business Finance Corp., Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.15%***, 12/1/2030, GTY: Chevron Corp.	51,765,000	51,764,763
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series B, 0.15%***, 12/1/2030, GTY: Chevron Corp.	15,580,000	15,580,000
Series K, 0.15%***, 11/1/2035, GTY: Chevron Corp.	10,995,000	10,995,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing, Weatherly Ridge Apartments, Series A, AMT, 0.2%***, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.18%***, 12/1/2032, LOC: Royal Bank of Canada	22,454,000	22,454,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series C, 0.19%***, 7/1/2038, LOC: JPMorgan Chase Bank NA	21,495,000	21,495,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.2%***, 4/1/2034, LOC: Royal Bank of Canada	16,370,000	16,370,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.19%***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, State Dormitory Authority Revenues, Non State Supported Debt, Series 47C, 144A, 0.19%***, 7/1/2050, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	20,595,000	20,595,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.29%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-2B, 0.17%***, 1/1/2032, LOC: California State Teacher's Retirement System	29,300,000	29,300,000
New York, Wells Fargo Stage Trust Various States, Series 11C, 144A, 0.19%***, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series AA-1, 0.16%***, 6/15/2032	50,000,000	50,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series A-1, 0.14%***, 6/15/2044, SPA: Mizuho Corporate Bank	57,335,000	57,335,000
Series TR-T30001-I, 144A, 0.23%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York, NY, General Obligation:
Series E, 0.13%***, 8/1/2034, LOC: Bank of America NA	89,200,000	89,200,000
Series G-6, 0.16%***, 4/1/2042, LOC: Mizuho Corporate Bank	142,000,000	142,000,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College, 0.19%***, 8/1/2030, LOC: Branch Banking & Trust	7,135,000	7,135,000
Nuveen Dividend Advantage Municipal Fund, Series T30017-I, 144A, 0.23%***, 8/1/2014, LIQ: Citibank NA	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.3%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.22%***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.19%***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	26,050,000	26,050,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.19%***, 9/1/2037, LIQ: Wells Fargo Bank NA	14,415,000	14,415,000
Philadelphia, PA, Authority for Industrial Development, Series B-3, 0.15%***, 10/1/2030, LOC: PNC Bank NA	10,655,000	10,655,000
Port Authority of New York & New Jersey, Series ZZ, 1.0%, 12/1/2012	99,450,000	99,739,592
Raleigh Durham, NC, Airport Authority Revenue, Series C, 0.17%***, 5/1/2036, LOC: U.S. Bank NA	10,365,000	10,365,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.25%***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority:
Series E2, 0.18%***, 6/1/2025, LOC: U.S. Bank NA	11,860,000	11,860,000
Series F, 0.2%***, 6/1/2034, LOC: Bank of America NA	58,315,000	58,315,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.2%***, 6/1/2025, LOC: Bank of America NA	11,870,000	11,870,000
South Carolina, State Jobs-Economic Development Authority, Economic Development Revenue, Goodwill Industries of Upper South Carolina, Inc., 0.19%***, 9/1/2028, LOC: Branch Banking & Trust	5,935,000	5,935,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.17%***, 7/1/2015, LOC: Barclays Bank PLC	31,600,000	31,600,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.21%***, 10/1/2039, LOC: Citibank NA	10,790,000	10,790,000
Texas, State General Obligation:
Series B, AMT, 0.18%***, 6/1/2038, SPA: JPMorgan Chase Bank NA	42,005,000	42,005,000
Series E, 0.21%***, 12/1/2026, SPA: JPMorgan Chase Bank NA	19,000,000	19,000,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.18%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	70,100,000	70,100,000
Series 3964, 144A, 0.18%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	98,175,000	98,175,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.24%***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
Troy, NY, Capital Resource Corp. Revenue, Series 4C, 144A, 0.19%***, 9/1/2040, LIQ: Wells Fargo Bank NA	20,000,000	20,000,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.22%***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	10,120,000	10,120,000
University of Illinois, Health Services Facilities Systems, 0.18%***, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
University of New Mexico, Systems Improvement Revenues, 0.18%***, 6/1/2026, SPA: JPMorgan Chase Bank NA	31,980,000	31,980,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.21%***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.21%***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.19%***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	10,355,000	10,355,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series E1, AMT, 0.19%***, 12/1/2028, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.18%***, 3/1/2033, LOC: Fannie Mae, Freddie Mac	13,190,000	13,190,000
Total Municipal Investments (Cost $2,858,028,355)		2,858,028,355

Repurchase Agreements 4.9%
BNP Paribas, 0.19%, dated 6/29/2012, to be repurchased at $230,003,642 on 7/2/2012 (a)	230,000,000	230,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.42%, dated 6/12/2012, to be repurchased at $156,063,700 on 7/17/2012 (b)	156,000,000	156,000,000
JPMorgan Securities, Inc., 0.22%, dated 6/29/2012, to be repurchased at $50,000,917 on 7/2/2012 (c)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.16%, dated 6/29/2012, to be repurchased at $463,006,173 on 7/2/2012 (d)	463,000,000	463,000,000
Morgan Stanley & Co., Inc., 0.25%, dated 6/29/2012, to be repurchased at $100,002,083 on 7/2/2012 (e)	100,000,000	100,000,000
Total Repurchase Agreements (Cost $999,000,000)		999,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio ($19,858,303,125)+	98.4	19,858,303,125
Other Assets and Liabilities, Net	1.6	329,900,939
Net Assets	100.0	20,188,204,064

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2012.

+ The cost for federal income tax purposes was $19,858,303,125.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
86,755,506	Federal Home Loan Mortgage Corp.	4.5-5	3/1/2037- 5/1/2041	93,462,011
131,783,501	Federal National Mortgage Association	4-4.5	7/1/2041- 3/1/2042	143,437,989
Total Collateral Value				236,900,000

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,870,000	BM&FBovespa SA	5.5	7/16/2020	13,962,699
322,000	BMC Software, Inc.	7.25	6/1/2018	390,198
96,000	Camden Property Trust	5.7	5/15/2017	108,798
23,600,000	CBS Corp.	4.85-8.875	5/15/2019- 7/1/2042	26,910,532
1,775,000	Cenovus Energy, Inc.	5.7	10/15/2019	2,148,782
409,000	CenterPoint Energy Resources Corp.	5.85-6.0	5/15/2018- 1/15/2041	507,165
452,000	Charles Schwab Corp.	7.0	2/1/2022	499,008
99,999	Continental Airlines 1998-1 Class A Pass Through Trust	6.648	9/15/2017	42,406
19,958,000	Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	1/2/2023	9,688,082
200,000	Deutsche Telekom International Finance BV	2.25-3.125	4/11/2016- 3/6/2017	201,230
9,864,000	Dr Pepper Snapple Group, Inc.	6.12	5/1/2013	10,569,277
3,389,000	Eastman Chemical Co.	2.4	6/1/2017	3,434,786
715,000	HJ Heinz Co.	1.5-5.35	7/15/2013- 3/1/2017	762,464
15,906,000	NBCUniversal Media LLC	2.1-6.4	4/1/2014- 4/1/2041	18,238,012
7,025,000	Prudential Financial, Inc.	8.875	6/15/2038	8,345,407
1,508,000	Santander Holdings U.S.A., Inc.	4.625	4/19/2016	1,482,956
4,931,000	SunTrust Bank	5.0	9/1/2015	5,291,796
12,249,000	Time Warner Cable, Inc.	6.75	6/15/2039	15,066,637
31,196,000	Time Warner, Inc.	4.7-5.875	11/15/2016- 1/15/2021	35,961,686
2,845,000	UBS AG	5.875	7/15/2016	3,071,103
1,984,000	Universal City Development Partners Ltd.	8.875	11/15/2015	2,181,060
3,125,000	U.S. Airways 1999-1A Pass Through Trust	8.36	1/20/2019	967,723
750,000	XL Group PLC	6.375	11/15/2024	848,206
Total Collateral Value				160,680,013

(c) Collateralized by $67,870,000 SLM Student Loan Trust, with the various coupon rates from 0.738-0.868%, with the various maturity dates of 6/15/2033-12/15/2039 with a value of $52,000,767.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
149,186,976	Federal Home Loan Mortgage Corp.	2.362-3.411	7/1/2036- 5/1/2042	156,827,924
298,885,119	Federal National Mortgage Association	2.276-5.953	11/1/2034- 7/1/2042	315,432,078
Total Collateral Value				472,260,002

(e) Collateralized by $96,255,165 Federal Home Loan Mortgage Corp., with the various coupon rates from 3-5.5%, with the various maturity dates of 6/1/2027-6/1/2042 with a value of $103,000,000.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FDIC: Federal Deposit Insurance Corp.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (f)	$—	$18,859,303,125	$—	$18,859,303,125
Repurchase Agreements	—	999,000,000	—	999,000,000
Total	$—	$19,858,303,125	$—	$19,858,303,125

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$19,858,303,125
Cash	7,211
Receivable for investments sold	429,276,000
Interest receivable	14,488,762
Other assets	87,885
Total assets	20,302,162,983
Liabilities
Payable for investments purchased	111,416,543
Accrued management fee	1,777,132
Accrued Trustees' fees	58,675
Other accrued expenses and payables	706,569
Total liabilities	113,958,919
Net assets, at value	$20,188,204,064

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Interest	$31,436,953
Expenses: Management fee	13,701,556
Administration fee	3,243,575
Custodian fee	113,414
Professional fees	111,522
Reports to shareholders	9,827
Trustees' fees and expenses	420,975
Other	399,385
Total expenses before expense reductions	18,000,254
Expense reductions	(2,860,780)
Total expenses after expense reductions	15,139,474
Net investment income	16,297,479
Net realized gain (loss) from investments	97,447
Net increase (decrease) in net assets resulting from operations	$16,394,926

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income	$16,297,479	$26,532,657
Operations: Net investment income	$16,297,479	$26,532,657
Net realized gain (loss)	97,447	1,557,847
Net increase (decrease) in net assets resulting from operations	16,394,926	28,090,504
Capital transactions in shares of beneficial interest: Proceeds from capital invested	108,122,638,056	230,841,771,646
Value of capital withdrawn	(108,735,005,593)	(244,517,559,931)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(612,367,537)	(13,675,788,285)
Increase (decrease) in net assets	(595,972,611)	(13,647,697,781)
Net assets at beginning of period	20,784,176,675	34,431,874,456
Net assets at end of period	$20,188,204,064	$20,784,176,675

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/12 (Unaudited)		2011	2010	2009	2008	2007
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20,188		20,784	34,432	42,466	29,653	33,739
Ratio of expenses before expense reductions (%)	.17	*	.16	.17	.16	.17	.17
Ratio of expenses after expense reductions (%)	.14	*	.15	.16	.14	.13	.14
Ratio of net investment income (%)	.15	*	.10	.16	.43	2.85	5.14
Total Return (%)a,b	.08	**	.11	.17	.48	2.81	5.31
a Total return would have been lower had certain expenses not been reduced.
b Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the "Portfolio'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2012, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 12%, 10%, 5% and 71%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund's average daily net assets. The waiver may be changed or terminated at anytime without notice.

For the six months ended June 30, 2012, the Advisor waived a portion of its management fee aggregating $2,860,780, and the amount charged aggregated $10,840,776, which was equivalent to an annualized effective rate of 0.10% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $3,243,575, of which $518,382 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2012, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $1,273, all of which is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2012.

Other Information

Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund's voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of each fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

Notes

Notes

Service Center
P.O. Box 219151
Kansas City, MO 64121-7195

GENCR-3
(R-028298-1 8/12)

Cash Reserves Fund Institutional

Semiannual Report

to Shareholders

June 30, 2012

Contents
Cash Reserves Fund Institutional
3 Portfolio Summary
4 Statement of Assets and Liabilities
5 Statement of Operations
6 Statement of Changes in Net Assets
7 Financial Highlights
8 Notes to Financial Statements
12 Information About Your Fund's Expenses

Cash Management Portfolio
15 Investment Portfolio
34 Statement of Assets and Liabilities
35 Statement of Operations
36 Statement of Changes in Net Assets
37 Financial Highlights
38 Notes to Financial Statements

42 Summary of Management Fee Evaluation by Independent Fee Consultant
46 Account Management Resources
48 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investment in Cash Management Portfolio, at value	$2,005,109,351
Receivable for Fund shares sold	64,484
Due from Advisor	4,020
Other assets	13,872
Total assets	2,005,191,727
Liabilities
Payable for Fund shares redeemed	532
Distributions payable	47,652
Accrued Trustees' fees	217
Other accrued expenses and payables	199,420
Total liabilities	247,821
Net assets, at value	$2,004,943,906
Net Assets Consist of
Accumulated net realized gain (loss)	(265,880)
Paid-in capital	2,005,209,786
Net assets, at value	$2,004,943,906
Net Asset Value
Net Asset Value, offering and redemption price per share ($2,004,943,906 ÷ 2,005,398,558 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income and expenses allocated from Cash Management Portfolio: Interest	$3,439,104
Expenses*	(1,649,738)
Net investment income allocated from Cash Management Portfolio	1,789,366
Expenses: Administration fee	1,178,048
Services to shareholders	47,177
Distribution and service fees	17,191
Professional fees	17,883
Reports to shareholders	21,477
Registration fees	14,131
Trustees' fees and expenses	2,973
Other	18,730
Total expenses before expense reductions	1,317,610
Expense reductions	(493,335)
Total expenses after expense reductions	824,275
Net investment income	965,091
Net realized gain (loss) allocated from Cash Management Portfolio	9,688
Net increase (decrease) in net assets resulting from operations	$974,779

* Net of $311,747 Advisor reimbursement allocated from Cash Management Portfolio for the period ended June 30, 2012.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income	$965,091	$1,229,813
Net realized gain (loss)	9,688	145,460
Net increase (decrease) in net assets resulting from operations	974,779	1,375,273
Distributions to shareholders from: Net investment income	(965,091)	(1,256,917)
Fund share transactions: Proceeds from shares sold	9,949,199,687	17,690,479,605
Reinvestment of distributions	696,536	861,333
Payments for shares redeemed	(9,938,045,577)	(19,738,223,929)
Net increase (decrease) in net assets from Fund share transactions	11,850,646	(2,046,882,991)
Increase (decrease) in net assets	11,860,334	(2,046,764,635)
Net assets at beginning of period	1,993,083,572	4,039,848,207
Net assets at end of period (including undistributed net investment income of $0 and $0, respectively)	$2,004,943,906	$1,993,083,572
Other Information
Shares outstanding at beginning of period	1,993,547,912	4,040,430,903
Shares sold	9,949,199,687	17,690,479,605
Shares issued to shareholders in reinvestment of distributions	696,536	861,333
Shares redeemed	(9,938,045,577)	(19,738,223,929)
Net increase (decrease) in Fund shares	11,850,646	(2,046,882,991)
Shares outstanding at end of period	2,005,398,558	1,993,547,912

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/12 (Unaudited)		2011		2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations: Net investment income	.000	a	.000	a	.001	.004	.027	.051
Net realized gain (loss)a	.000		.000		.000	.000	.000	.000
Total from investment operations	.000	a	.000	a	.001	.004	.027	.051
Less distributions from: Net investment income	(.000	)a	(.000	)a	(.001)	(.004)	(.027)	(.051)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return (%)b	.04	**	.05		.13	.41	2.75	5.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,005		1,993		4,040	6,409	4,409	5,189
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.28	*	.28		.28	.31	.29	.28
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.21	*	.21		.20	.21	.19	.18
Ratio of net investment income (%)	.08	*	.05		.12	.36	2.86	5.14
a Amount is less than $.0005. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Reserves Fund Institutional (the "Fund'') is a series of DWS Money Market Trust (the "Trust''), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, the Cash Management Portfolio (the "Portfolio''), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA'' or the "Advisor''), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2012, the Fund owned approximately 10% of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $276,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2012 through April 30, 2013, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.21% of the Fund's average daily net assets.

Accordingly, for the six months ended June 30, 2012, the Administration Fee was $1,178,048, of which $436,482 was waived and $132,011 is unpaid.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DISC aggregated $39,576, all of which was waived.

In addition, for the six months ended June 30, 2012, the Advisor reimbursed the Fund $86 of sub-recordkeeping expense.

Shareholder Servicing Fee. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firm services. For the six months ended June 30, 2012, the Service Fee was as follows:
	Total Aggregated	Waived	Annualized Effective Rate
Cash Reserves Fund Institutional	$17,191	$17,191	.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in Statement of Operations under "reports to shareholders" aggregated $9,947, of which $6,795 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012 (Unaudited)
Actual Fund Return*
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,000.40
Expenses Paid per $1,000**	$1.04
Hypothetical 5% Fund Return*
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,023.82
Expenses Paid per $1,000**	$1.06

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
Cash Reserves Fund Institutional	.21%

For more information, please refer to the Fund's prospectus.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2012 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 11.1%
Banco del Estado de Chile:
0.38%, 8/31/2012	47,000,000	47,000,000
0.45%, 7/25/2012	25,000,000	25,000,000
Bank of New York Mellon Corp., 4.95%, 11/1/2012	25,000,000	25,380,675
Bank of Nova Scotia, 0.25%, 8/17/2012	75,000,000	75,002,280
Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.35%, 8/14/2012	29,500,000	29,503,601
China Construction Bank Corp.:
0.4%, 8/1/2012	40,000,000	40,000,000
0.47%, 7/3/2012	37,000,000	37,000,000
0.51%, 7/10/2012	54,000,000	54,000,000
Commonwealth Bank of Australia, 0.38%, 12/12/2012	100,000,000	100,004,547
DZ Bank, 0.3%, 8/21/2012	86,500,000	86,500,000
Export Development Canada, 144A, 0.335%, 5/23/2013	19,000,000	19,000,000
Industrial & Commercial Bank of China:
0.35%, 8/3/2012	50,000,000	50,000,000
0.4%, 7/30/2012	40,000,000	40,000,000
0.4%, 8/1/2012	24,650,000	24,650,000
Mizuho Corporate Bank Ltd.:
0.18%, 7/17/2012	50,000,000	50,000,000
0.23%, 7/20/2012	150,000,000	150,000,000
Nordea Bank Finland PLC:
0.25%, 8/10/2012	50,000,000	50,006,176
0.28%, 9/18/2012	108,000,000	107,992,880
0.29%, 9/7/2012	180,000,000	180,000,000
0.34%, 8/13/2012	25,000,000	25,002,683
Rabobank Nederland NV:
0.31%, 8/30/2012	47,500,000	47,503,162
0.35%, 8/16/2012	50,000,000	50,000,638
0.51%, 8/1/2012	70,000,000	70,001,195
0.52%, 9/21/2012	50,000,000	50,001,133
Skandinaviska Enskilda Banken AB:
0.25%, 8/3/2012	92,000,000	92,000,000
0.27%, 7/24/2012	86,704,000	86,704,000
0.47%, 7/18/2012	20,000,000	20,002,076
0.47%, 7/20/2012	42,750,000	42,750,000
0.47%, 7/20/2012	38,000,000	38,000,000
0.49%, 7/9/2012	18,000,000	18,000,000
0.49%, 8/23/2012	200,000,000	200,000,000
Standard Chartered Bank, 0.35%, 9/28/2012	120,000,000	120,000,000
Svenska Handelsbanken AB, 0.245%, 8/13/2012	200,000,000	200,001,194
Total Certificates of Deposit and Bank Notes (Cost $2,251,006,240)		2,251,006,240

Collateralized Mortgage Obligation 0.2%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.643%, 3/20/2013 (Cost $38,500,000)	38,500,000	38,500,000

Commercial Paper 34.3%
Issued at Discount** 31.2%
ASB Finance Ltd., 0.58%, 7/12/2012	60,000,000	59,989,367
Autobahn Funding Co., LLC, 144A, 0.27%, 7/9/2012	48,567,000	48,564,086
Barclays Bank PLC, 0.22%, 7/6/2012	86,944,000	86,941,343
BNZ International Funding Ltd.:
144A, 0.22%, 8/9/2012	28,000,000	27,993,327
144A, 0.58%, 7/12/2012	48,500,000	48,491,405
Coca-Cola Co.:
0.2%, 9/6/2012	25,000,000	24,990,694
0.2%, 9/7/2012	58,800,000	58,777,787
0.23%, 9/5/2012	50,000,000	49,978,917
DBS Bank Ltd., 144A, 0.26%, 8/29/2012	94,000,000	93,959,946
DnB Bank ASA, 0.305%, 9/11/2012	118,000,000	117,928,020
eBay, Inc., 144A, 0.17%, 9/19/2012	25,880,000	25,870,223
Erste Abwicklungsanstalt:
0.39%, 9/6/2012	50,000,000	49,963,708
0.4%, 9/5/2012	50,000,000	49,963,333
0.48%, 11/6/2012	50,000,000	49,914,667
0.52%, 12/4/2012	70,000,000	69,842,267
0.54%, 11/9/2012	34,000,000	33,933,190
0.57%, 8/31/2012	15,500,000	15,485,030
0.57%, 1/8/2013	45,000,000	44,863,912
0.58%, 10/18/2012	31,200,000	31,145,209
0.64%, 9/28/2012	20,000,000	19,968,356
0.7%, 9/17/2012	50,000,000	49,924,167
0.7%, 1/11/2013	38,000,000	37,856,656
0.72%, 9/4/2012	29,800,000	29,761,260
0.8%, 8/13/2012	35,000,000	34,966,556
0.83%, 7/23/2012	98,200,000	98,150,191
0.83%, 8/2/2012	45,000,000	44,966,800
General Electric Capital Corp.:
0.23%, 7/13/2012	50,000,000	49,996,167
0.24%, 7/23/2012	60,000,000	59,991,200
0.28%, 7/2/2012	50,000,000	49,999,611
0.31%, 7/9/2012	100,000,000	99,993,111
0.34%, 10/22/2012	100,000,000	99,893,278
0.35%, 10/9/2012	150,000,000	149,854,167
Google, Inc., 0.11%, 7/12/2012	50,000,000	49,998,319
Gotham Funding Corp.:
144A, 0.2%, 7/5/2012	50,000,000	49,998,889
144A, 0.2%, 7/12/2012	100,000,000	99,993,889
Hannover Funding Co., LLC:
0.499%, 8/7/2012	30,000,000	29,984,583
0.5%, 8/3/2012	43,000,000	42,980,292
0.5%, 8/17/2012	22,500,000	22,485,313
0.51%, 7/9/2012	22,500,000	22,497,450
0.55%, 7/5/2012	30,000,000	29,998,167
ING (U.S.) Funding LLC:
0.35%, 8/21/2012	71,500,000	71,464,548
0.37%, 7/12/2012	60,000,000	59,993,217
0.37%, 7/30/2012	51,000,000	50,984,799
Johnson & Johnson:
144A, 0.1%, 7/9/2012	100,000,000	99,997,778
144A, 0.17%, 9/26/2012	1,076,000	1,075,558
Kells Funding LLC:
144A, 0.3%, 7/25/2012	79,500,000	79,484,100
144A, 0.43%, 8/28/2012	30,000,000	29,979,217
144A, 0.5%, 10/23/2012	23,478,000	23,440,826
144A, 0.51%, 10/5/2012	124,000,000	123,831,360
144A, 0.54%, 10/1/2012	32,500,000	32,455,150
144A, 0.58%, 9/20/2012	14,599,000	14,579,948
144A, 0.58%, 11/2/2012	51,500,000	51,397,114
144A, 0.59%, 8/23/2012	17,500,000	17,484,799
144A, 0.62%, 10/2/2012	43,700,000	43,630,007
144A, 0.62%, 10/15/2012	46,000,000	45,916,024
144A, 0.63%, 10/15/2012	90,000,000	89,833,050
144A, 0.65%, 8/3/2012	43,000,000	42,974,379
144A, 0.66%, 8/21/2012	50,000,000	49,953,250
144A, 0.67%, 8/20/2012	50,000,000	49,953,472
144A, 0.67%, 8/21/2012	50,000,000	49,952,542
Kreditanstal Fuer Wiederaufbau, 144A, 0.225%, 7/13/2012	49,000,000	48,996,325
National Australia Funding (Delaware), Inc., 144A, 0.2%, 8/8/2012	51,000,000	50,989,233
Nestle Finance International Ltd., 0.19%, 7/11/2012	100,000,000	99,994,722
New York Life Capital Corp.:
144A, 0.17%, 8/13/2012	2,500,000	2,499,492
144A, 0.185%, 8/29/2012	8,725,000	8,722,355
Nieuw Amsterdam Receivables Corp.:
144A, 0.2%, 7/20/2012	70,000,000	69,992,611
144A, 0.225%, 7/19/2012	14,481,000	14,479,371
144A, 0.23%, 7/19/2012	50,000,000	49,994,250
144A, 0.235%, 8/7/2012	121,902,000	121,872,557
Nordea North America, Inc., 0.58%, 8/16/2012	60,945,000	60,899,833
NRW.Bank:
0.26%, 8/1/2012	44,000,000	43,990,149
0.295%, 8/20/2012	50,000,000	49,979,514
0.315%, 9/6/2012	64,000,000	63,962,480
0.37%, 9/25/2012	25,000,000	24,977,903
Oesterreichische Kontrollbank AG, 0.24%, 9/14/2012	50,000,000	49,975,000
Oversea-Chinese Banking Corp., Ltd., 0.42%, 10/12/2012	100,000,000	99,879,833
PNC Bank NA, 0.2%, 8/20/2012	100,000,000	99,972,222
Proctor & Gamble Co.:
0.13%, 8/29/2012	50,000,000	49,989,347
0.14%, 7/20/2012	47,000,000	46,996,527
0.14%, 7/30/2012	22,000,000	21,997,519
0.14%, 7/31/2012	100,000,000	99,988,333
Rabobank USA Financial Corp., 0.34%, 8/2/2012	43,000,000	42,987,004
Regency Markets No. 1 LLC:
144A, 0.2%, 7/12/2012	24,726,000	24,724,413
144A, 0.22%, 7/6/2012	29,501,000	29,500,099
SBAB Bank AB:
144A, 0.47%, 8/29/2012	23,398,000	23,379,977
144A, 0.47%, 9/4/2012	4,000,000	3,996,606
144A, 0.48%, 9/5/2012	24,000,000	23,978,880
144A, 0.51%, 8/1/2012	11,000,000	10,995,169
144A, 0.51%, 8/3/2012	25,000,000	24,988,312
144A, 0.51%, 9/14/2012	22,000,000	21,976,625
144A, 0.58%, 7/13/2012	61,000,000	60,988,207
144A, 0.6%, 7/9/2012	41,995,000	41,989,401
Skandinaviska Enskilda Banken AB:
0.27%, 8/24/2012	71,500,000	71,471,042
0.485%, 7/11/2012	48,500,000	48,493,466
Societe Generale North America, Inc., 0.2%, 7/2/2012	365,000,000	364,997,972
Standard Chartered Bank:
0.23%, 7/12/2012	100,000,000	99,992,972
0.28%, 7/2/2012	150,000,000	149,998,833
0.36%, 10/9/2012	150,000,000	149,850,000
Starbird Funding Corp., 144A, 0.2%, 7/2/2012	59,587,000	59,586,669
Straight-A Funding LLC:
144A, 0.18%, 7/9/2012	52,283,000	52,280,909
144A, 0.18%, 7/16/2012	80,000,000	79,994,000
Sumitomo Mitsui Banking Corp., 0.23%, 7/2/2012	40,500,000	40,499,741
Sydney Capital Corp., 144A, 0.3%, 9/14/2012	30,000,000	29,981,250
UOB Funding LLC:
0.24%, 9/11/2012	25,000,000	24,988,000
0.26%, 9/19/2012	75,000,000	74,956,667
0.3%, 11/5/2012	24,000,000	23,974,600
Victory Receivables Corp.:
144A, 0.163%, 7/13/2012	40,000,000	39,997,333
144A, 0.2%, 7/5/2012	41,000,000	40,999,089
144A, 0.2%, 8/3/2012	50,000,000	49,990,833
144A, 0.22%, 7/27/2012	50,755,000	50,746,936
144A, 0.23%, 7/10/2012	45,991,000	45,988,356
Walt Disney Co., 0.09%, 7/2/2012	50,000,000	49,999,875
Westpac Banking Corp.:
0.55%, 8/1/2012	60,000,000	59,971,583
0.56%, 8/14/2012	15,000,000	14,989,733
		6,303,640,119
Issued at Par 3.1%
ASB Finance Ltd.:
144A, 0.49%*, 2/13/2013	71,500,000	71,500,000
144A, 0.645%*, 5/17/2013	65,000,000	65,000,000
144A, 0.688%*, 2/1/2013	37,000,000	36,995,629
Australia & New Zealand Banking Group Ltd.:
144A, 0.295%*, 11/26/2012	136,000,000	136,000,000
144A, 0.295%*, 11/26/2012	52,000,000	51,999,890
BNZ International Funding Ltd., 144A, 0.646%*, 5/9/2013	24,000,000	24,000,000
Kells Funding LLC, 144A, 0.575%*, 1/17/2013	116,500,000	116,500,000
Westpac Banking Corp.:
144A, 0.525%*, 10/26/2012	25,000,000	25,000,000
144A, 0.55%*, 4/26/2013	90,000,000	90,000,000
		616,995,519
Total Commercial Paper (Cost $6,920,635,638)		6,920,635,638

Government & Agency Obligations 9.4%
Other Government Related 0.1%
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.711%, 12/26/2012	12,485,000	12,524,150
U.S. Government Sponsored Agencies 4.7%
Federal Farm Credit Bank, 0.219%**, 5/23/2013	15,000,000	14,970,117
Federal Home Loan Bank:
0.039%**, 7/25/2012	8,527,000	8,526,773
0.069%**, 8/2/2012	100,000,000	99,993,778
0.097%**, 7/13/2012	100,000,000	99,996,500
0.125%, 3/5/2013	14,095,000	14,085,709
0.15%, 10/23/2012	40,000,000	39,998,423
0.159%**, 11/13/2012	24,000,000	23,985,600
0.17%*, 11/8/2013	20,000,000	19,989,207
0.195%*, 11/4/2013	22,000,000	21,992,523
0.2%**, 6/7/2013	50,000,000	49,905,278
0.2%, 3/6/2013	50,000,000	49,995,556
0.23%, 8/24/2012	15,670,000	15,670,958
0.24%, 4/12/2013	25,000,000	24,997,455
0.27%, 7/6/2012	20,600,000	20,600,003
0.27%, 7/3/2013	35,000,000	35,000,000
Federal Home Loan Mortgage Corp.:
0.118%**, 8/28/2012	60,000,000	59,988,400
0.127%**, 8/7/2012	100,000,000	99,986,639
0.127%**, 8/8/2012	80,000,000	79,989,022
0.129%**, 11/14/2012	40,000,000	39,980,355
0.169%**, 1/9/2013	25,000,000	24,977,333
Federal National Mortgage Association:
0.099%**, 10/15/2012	66,500,000	66,480,419
0.158%**, 10/1/2012	10,000,000	9,995,911
0.188%**, 10/1/2012	17,500,000	17,491,503
		938,597,462
U.S. Treasury Obligations 4.6%
U.S. Treasury Bills:
0.062%**, 7/26/2012	1,909,000	1,908,917
0.067%**, 7/19/2012	3,200,000	3,199,892
0.077%**, 8/16/2012	4,250,000	4,249,582
0.086%**, 8/9/2012	250,000	249,977
0.095%**, 8/2/2012	136,000	135,988
0.12%**, 8/16/2012	500,000,000	499,923,333
U.S. Treasury Notes:
0.375%, 9/30/2012	18,000,000	18,011,457
0.625%, 7/31/2012	133,130,000	133,188,096
1.125%, 6/15/2013	50,000,000	50,432,705
1.5%, 7/15/2012	180,000,000	180,097,539
2.75%, 2/28/2013	25,000,000	25,423,977
4.0%, 11/15/2012	19,500,000	19,778,331
		936,599,794
Total Government & Agency Obligations (Cost $1,887,721,406)		1,887,721,406

Short-Term Notes* 10.8%
Bank of Nova Scotia:
0.38%, 12/14/2012	120,000,000	120,000,000
0.4%, 11/9/2012	134,500,000	134,500,000
Bayerische Landesbank, 0.305%, 11/23/2012	40,000,000	40,000,000
Canadian Imperial Bank of Commerce:
0.485%, 4/26/2013	145,000,000	145,000,000
0.515%, 2/7/2013	25,000,000	25,000,000
Commonwealth Bank of Australia:
144A, 0.5%, 3/1/2013	75,000,000	75,000,000
144A, 0.615%, 11/26/2012	20,000,000	20,010,070
General Electric Capital Corp., 0.595%, 11/1/2012	50,722,000	50,770,693
JPMorgan Chase Bank NA, 0.527%, 12/7/2012	250,000,000	250,000,000
Kommunalbanken AS, 144A, 0.595%, 5/7/2013	40,000,000	40,031,166
National Australia Bank Ltd.:
0.295%, 10/29/2012	29,000,000	29,000,000
0.5%, 3/8/2013	147,000,000	147,000,000
0.549%, 4/9/2013	20,000,000	20,000,000
Nordea Bank Finland PLC, 0.867%, 9/13/2012	70,000,000	70,034,459
Rabobank Nederland NV:
0.392%, 8/16/2012	133,500,000	133,500,000
0.567%, 12/21/2012	74,000,000	74,000,000
144A, 0.605%, 8/16/2014	75,000,000	75,000,000
0.615%, 5/7/2013	1,000,000	1,000,000
0.623%, 1/23/2013	82,000,000	82,000,000
Royal Bank of Canada:
0.55%, 6/4/2013	46,250,000	46,250,000
0.55%, 6/13/2013	110,500,000	110,500,000
Sumitomo Mitsui Banking Corp., 0.34%, 3/15/2013	106,200,000	106,200,000
Svensk Exportkredit AB, 144A, 0.44%, 5/22/2013	65,000,000	65,000,000
Svenska Handelsbanken AB, 144A, 0.426%, 8/7/2012	80,000,000	80,000,000
Westpac Banking Corp.:
0.57%, 5/9/2013	125,000,000	125,000,000
0.645%, 2/6/2013	49,000,000	49,000,000
144A, 1.015%, 10/23/2012	61,110,000	61,175,808
Total Short-Term Notes (Cost $2,174,972,196)		2,174,972,196

Time Deposits 13.5%
Bank of Montreal, 0.05%, 7/2/2012	524,136,688	524,136,688
DnB Bank ASA, 0.09%, 7/2/2012	850,000,000	850,000,000
National Australia Bank Ltd., 0.08%, 7/2/2012	129,302,602	129,302,602
Nordea Bank Finland PLC, 0.08%, 7/2/2012	450,000,000	450,000,000
Royal Bank of Canada, 0.12%, 7/2/2012	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB, 0.1%, 7/2/2012	200,000,000	200,000,000
Svenska Handelsbanken AB, 0.1%, 7/2/2012	500,000,000	500,000,000
Total Time Deposits (Cost $2,728,439,290)		2,728,439,290

Municipal Investments 14.2%
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.18%***, 4/15/2039, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,165,000	22,165,000
Arizona, Nuveen Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.23%***, 8/1/2014, LIQ: Citibank NA	27,900,000	27,900,000
Austin, TX, Water & Wastewater Systems Revenue, 0.16%***, 5/15/2031, LOC: Bank of Tokyo-Mitsubishi UFJ, Sumitomo Mitsui Banking	25,920,000	25,920,000
Beaver County, PA, Industrial Development Authority, State Electric Co., Series B, 0.16%***, 11/1/2025, LOC: UBS AG	14,500,000	14,500,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.28%***, 3/1/2041, LIQ: JPMorgan Chase Bank NA	30,000,000	30,000,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
California, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.22%***, Mandatory Put 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,200,000	9,200,000
California, Wells Fargo State Trusts:
Series 16C, 144A, 0.19%***, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Series 72C, 144A, 0.19%***, 8/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	28,275,000	28,275,000
Series 25C, 144A, 0.19%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Chicago, IL, Midway Airport Revenue, Series A-1, 0.18%***, 1/1/2021, LOC: Bank of Montreal	22,000,000	22,000,000
Chicago, IL, O'Hare International Airport Revenue, Series D, 0.17%***, 1/1/2035, LOC: Barclays Bank	25,000,000	25,000,000
Clark County, NV, Airport Revenue, Series D-2B, 0.17%***, 7/1/2040, LOC: Royal Bank of Canada	65,000,000	65,000,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series B-1, 0.18%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	18,935,000	18,935,000
"I", Series A-2, 0.2%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	10,185,000	10,185,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.21%***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.29%***, 6/1/2038, LOC: Bank of America NA	32,330,000	32,330,000
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.19%***, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.23%***, 4/15/2049, LIQ: Federal Home Loan Bank	14,960,000	14,960,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.18%***, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.19%***, 7/1/2038, LOC: Northern Trust Co.	12,910,000	12,910,000
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.18%***, 8/1/2040, SPA: Royal Bank of Canada	84,890,000	84,890,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.18%***, 10/1/2036, LOC: Branch Banking & Trust	7,680,000	7,680,000
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.18%***, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.19%***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,240,000	9,240,000
Highlands County, FL, Health Facilities Authority, Adventist Health System, Series F, 0.15%***, 11/15/2035, LOC: Wells Fargo Bank NA	60,650,000	60,650,000
Houston, TX, Airport Systems Revenue, 0.17%***, 7/1/2030, LOC: Barclays Bank PLC	8,000,000	8,000,000
Houston, TX, Utility Systems Revenue, Series D-1, 0.21%***, 5/15/2034, INS: AGMC, LOC: JPMorgan Chase Bank NA	44,000,000	44,000,000
Houston, TX, Water & Sewer Systems Revenue, Series 27TPZ, 144A, 0.18%***, 12/1/2028, INS: AGMC, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	16,250,000	16,250,000
Illinois, State Finance Authority Revenue, Methodist Medical Center, Series B, 0.17%***, 11/15/2041, LOC: PNC Bank NA	10,000,000	10,000,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.19%***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Indiana, State Development Finance Authority, Republic Services, Inc., 0.17%***, 11/1/2035, LOC: JPMorgan Chase Bank NA	10,200,000	10,200,000
Indiana, State Finance Authority Hospital Revenue, Parkview Health Systems, Series D, 0.17%***, 11/1/2039, LOC: Wells Fargo Bank NA	25,495,000	25,495,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series K, 0.19%***, 3/1/2033, LOC: JPMorgan Chase Bank NA	19,595,000	19,595,000
Indiana, State Municipal Power Agency, Series A, 0.2%***, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
Indiana, Wells Fargo Stage Trust, Series 41C, 144A, 0.19%***, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,715,000	16,715,000
Iowa, State Finance Authority, Health Facilities Revenue, State Health Systems, Series B, 0.17%***, 2/15/2035, LOC: JPMorgan Chase Bank NA	10,240,000	10,240,000
Iowa, State Finance Authority, Single Family Mortgage, Series C, AMT, 0.2%***, 1/1/2036, SPA: State Street Bank & Trust Co.	6,600,000	6,600,000
Jeffersontown, KY, Lease Program Revenue, State League of Cities Funding Trust, 0.17%***, 3/1/2030, LOC: U.S. Bank NA	2,350,000	2,350,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B3, 0.23%***, 7/1/2033, LOC: Mizuho Corporate Bank	8,850,000	8,850,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 144A, 0.19%***, 7/1/2038, LOC: U.S. Bank NA	4,415,000	4,415,000
Kentucky, State Housing Corp. Revenue, Series O, 0.2%***, 1/1/2036, SPA: State Street Bank & Trust Co.	18,160,000	18,160,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.17%***, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Lee County, FL, Industrial Development Authority, Hope Hospice Project, 0.19%***, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.16%***, 12/1/2032, LIQ: Freddie Mac	10,650,000	10,650,000
Los Angeles, CA, Wastewater Systems Revenue, Series B, 0.14%***, 6/1/2028, LOC: JPMorgan Chase Bank NA	23,590,000	23,590,000
Louisiana, St. James Parish Pollution Control Revenue, Texaco, Inc., Series B, 0.15%***, 7/1/2012, GTY: Chevron Corp.	16,500,000	16,500,000
Louisiana, Wells Fargo Stage Trust, Series 11C, 144A, 0.19%***, 5/1/2045, LIQ: Wells Fargo Bank NA	17,295,000	17,295,000
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series B, 0.16%***, 10/1/2039, LOC: JPMorgan Chase Bank NA	9,100,000	9,100,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.19%***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assiatance, Series A-4, 0.15%***, 1/1/2039, SPA: Barclays Bank PLC	90,045,000	90,045,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.16%***, 4/1/2038, LOC: TD Bank NA	5,260,000	5,260,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.17%***, 9/1/2041, LOC: TD Bank NA	11,550,000	11,550,000
Massachusetts, State Water Resources Authority, Series C-2, 0.15%***, 11/1/2026, SPA: Barclays Bank PLC	20,200,000	20,200,000
Michigan, Finance Authority, School Loan:
Series B, 0.2%***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.2%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.17%***, 4/1/2032, LOC: PNC Bank NA	16,855,000	16,855,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.21%***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	31,000,000	31,000,000
Series L-25, 144A, AMT, 0.21%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Michigan, State Building Authority, Facilities Program, Series II-B, 0.16%***, 10/15/2043, LOC: JPMorgan Chase Bank NA	6,450,000	6,450,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co., Recovery Zone Facility, 0.18%***, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Michigan, Wells Fargo Stage Trust, Series 90C, 144A, 0.19%***, 7/1/2035, LIQ: Wells Fargo Bank NA	14,510,000	14,510,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.18%***, 6/13/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.18%***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.18%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
Mississippi, Business Finance Corp., Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.15%***, 12/1/2030, GTY: Chevron Corp.	51,765,000	51,764,763
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series B, 0.15%***, 12/1/2030, GTY: Chevron Corp.	15,580,000	15,580,000
Series K, 0.15%***, 11/1/2035, GTY: Chevron Corp.	10,995,000	10,995,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing, Weatherly Ridge Apartments, Series A, AMT, 0.2%***, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.18%***, 12/1/2032, LOC: Royal Bank of Canada	22,454,000	22,454,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series C, 0.19%***, 7/1/2038, LOC: JPMorgan Chase Bank NA	21,495,000	21,495,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.2%***, 4/1/2034, LOC: Royal Bank of Canada	16,370,000	16,370,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.19%***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, State Dormitory Authority Revenues, Non State Supported Debt, Series 47C, 144A, 0.19%***, 7/1/2050, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	20,595,000	20,595,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.29%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-2B, 0.17%***, 1/1/2032, LOC: California State Teacher's Retirement System	29,300,000	29,300,000
New York, Wells Fargo Stage Trust Various States, Series 11C, 144A, 0.19%***, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series AA-1, 0.16%***, 6/15/2032	50,000,000	50,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series A-1, 0.14%***, 6/15/2044, SPA: Mizuho Corporate Bank	57,335,000	57,335,000
Series TR-T30001-I, 144A, 0.23%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York, NY, General Obligation:
Series E, 0.13%***, 8/1/2034, LOC: Bank of America NA	89,200,000	89,200,000
Series G-6, 0.16%***, 4/1/2042, LOC: Mizuho Corporate Bank	142,000,000	142,000,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College, 0.19%***, 8/1/2030, LOC: Branch Banking & Trust	7,135,000	7,135,000
Nuveen Dividend Advantage Municipal Fund, Series T30017-I, 144A, 0.23%***, 8/1/2014, LIQ: Citibank NA	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.3%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.22%***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.19%***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	26,050,000	26,050,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.19%***, 9/1/2037, LIQ: Wells Fargo Bank NA	14,415,000	14,415,000
Philadelphia, PA, Authority for Industrial Development, Series B-3, 0.15%***, 10/1/2030, LOC: PNC Bank NA	10,655,000	10,655,000
Port Authority of New York & New Jersey, Series ZZ, 1.0%, 12/1/2012	99,450,000	99,739,592
Raleigh Durham, NC, Airport Authority Revenue, Series C, 0.17%***, 5/1/2036, LOC: U.S. Bank NA	10,365,000	10,365,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.25%***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority:
Series E2, 0.18%***, 6/1/2025, LOC: U.S. Bank NA	11,860,000	11,860,000
Series F, 0.2%***, 6/1/2034, LOC: Bank of America NA	58,315,000	58,315,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.2%***, 6/1/2025, LOC: Bank of America NA	11,870,000	11,870,000
South Carolina, State Jobs-Economic Development Authority, Economic Development Revenue, Goodwill Industries of Upper South Carolina, Inc., 0.19%***, 9/1/2028, LOC: Branch Banking & Trust	5,935,000	5,935,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.17%***, 7/1/2015, LOC: Barclays Bank PLC	31,600,000	31,600,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.21%***, 10/1/2039, LOC: Citibank NA	10,790,000	10,790,000
Texas, State General Obligation:
Series B, AMT, 0.18%***, 6/1/2038, SPA: JPMorgan Chase Bank NA	42,005,000	42,005,000
Series E, 0.21%***, 12/1/2026, SPA: JPMorgan Chase Bank NA	19,000,000	19,000,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.18%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	70,100,000	70,100,000
Series 3964, 144A, 0.18%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	98,175,000	98,175,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.24%***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
Troy, NY, Capital Resource Corp. Revenue, Series 4C, 144A, 0.19%***, 9/1/2040, LIQ: Wells Fargo Bank NA	20,000,000	20,000,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.22%***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	10,120,000	10,120,000
University of Illinois, Health Services Facilities Systems, 0.18%***, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
University of New Mexico, Systems Improvement Revenues, 0.18%***, 6/1/2026, SPA: JPMorgan Chase Bank NA	31,980,000	31,980,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.21%***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.21%***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.19%***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	10,355,000	10,355,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series E1, AMT, 0.19%***, 12/1/2028, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.18%***, 3/1/2033, LOC: Fannie Mae, Freddie Mac	13,190,000	13,190,000
Total Municipal Investments (Cost $2,858,028,355)		2,858,028,355

Repurchase Agreements 4.9%
BNP Paribas, 0.19%, dated 6/29/2012, to be repurchased at $230,003,642 on 7/2/2012 (a)	230,000,000	230,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.42%, dated 6/12/2012, to be repurchased at $156,063,700 on 7/17/2012 (b)	156,000,000	156,000,000
JPMorgan Securities, Inc., 0.22%, dated 6/29/2012, to be repurchased at $50,000,917 on 7/2/2012 (c)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.16%, dated 6/29/2012, to be repurchased at $463,006,173 on 7/2/2012 (d)	463,000,000	463,000,000
Morgan Stanley & Co., Inc., 0.25%, dated 6/29/2012, to be repurchased at $100,002,083 on 7/2/2012 (e)	100,000,000	100,000,000
Total Repurchase Agreements (Cost $999,000,000)		999,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio ($19,858,303,125)+	98.4	19,858,303,125
Other Assets and Liabilities, Net	1.6	329,900,939
Net Assets	100.0	20,188,204,064

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2012.

+ The cost for federal income tax purposes was $19,858,303,125.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
86,755,506	Federal Home Loan Mortgage Corp.	4.5-5	3/1/2037- 5/1/2041	93,462,011
131,783,501	Federal National Mortgage Association	4-4.5	7/1/2041- 3/1/2042	143,437,989
Total Collateral Value				236,900,000

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,870,000	BM&FBovespa SA	5.5	7/16/2020	13,962,699
322,000	BMC Software, Inc.	7.25	6/1/2018	390,198
96,000	Camden Property Trust	5.7	5/15/2017	108,798
23,600,000	CBS Corp.	4.85-8.875	5/15/2019- 7/1/2042	26,910,532
1,775,000	Cenovus Energy, Inc.	5.7	10/15/2019	2,148,782
409,000	CenterPoint Energy Resources Corp.	5.85-6.0	5/15/2018- 1/15/2041	507,165
452,000	Charles Schwab Corp.	7.0	2/1/2022	499,008
99,999	Continental Airlines 1998-1 Class A Pass Through Trust	6.648	9/15/2017	42,406
19,958,000	Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	1/2/2023	9,688,082
200,000	Deutsche Telekom International Finance BV	2.25-3.125	4/11/2016- 3/6/2017	201,230
9,864,000	Dr Pepper Snapple Group, Inc.	6.12	5/1/2013	10,569,277
3,389,000	Eastman Chemical Co.	2.4	6/1/2017	3,434,786
715,000	HJ Heinz Co.	1.5-5.35	7/15/2013- 3/1/2017	762,464
15,906,000	NBCUniversal Media LLC	2.1-6.4	4/1/2014- 4/1/2041	18,238,012
7,025,000	Prudential Financial, Inc.	8.875	6/15/2038	8,345,407
1,508,000	Santander Holdings U.S.A., Inc.	4.625	4/19/2016	1,482,956
4,931,000	SunTrust Bank	5.0	9/1/2015	5,291,796
12,249,000	Time Warner Cable, Inc.	6.75	6/15/2039	15,066,637
31,196,000	Time Warner, Inc.	4.7-5.875	11/15/2016- 1/15/2021	35,961,686
2,845,000	UBS AG	5.875	7/15/2016	3,071,103
1,984,000	Universal City Development Partners Ltd.	8.875	11/15/2015	2,181,060
3,125,000	U.S. Airways 1999-1A Pass Through Trust	8.36	1/20/2019	967,723
750,000	XL Group PLC	6.375	11/15/2024	848,206
Total Collateral Value				160,680,013

(c) Collateralized by $67,870,000 SLM Student Loan Trust, with the various coupon rates from 0.738-0.868%, with the various maturity dates of 6/15/2033-12/15/2039 with a value of $52,000,767.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
149,186,976	Federal Home Loan Mortgage Corp.	2.362-3.411	7/1/2036- 5/1/2042	156,827,924
298,885,119	Federal National Mortgage Association	2.276-5.953	11/1/2034- 7/1/2042	315,432,078
Total Collateral Value				472,260,002

(e) Collateralized by $96,255,165 Federal Home Loan Mortgage Corp., with the various coupon rates from 3-5.5%, with the various maturity dates of 6/1/2027-6/1/2042 with a value of $103,000,000.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FDIC: Federal Deposit Insurance Corp.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (f)	$—	$18,859,303,125	$—	$18,859,303,125
Repurchase Agreements	—	999,000,000	—	999,000,000
Total	$—	$19,858,303,125	$—	$19,858,303,125

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$19,858,303,125
Cash	7,211
Receivable for investments sold	429,276,000
Interest receivable	14,488,762
Other assets	87,885
Total assets	20,302,162,983
Liabilities
Payable for investments purchased	111,416,543
Accrued management fee	1,777,132
Accrued Trustees' fees	58,675
Other accrued expenses and payables	706,569
Total liabilities	113,958,919
Net assets, at value	$20,188,204,064

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Interest	$31,436,953
Expenses: Management fee	13,701,556
Administration fee	3,243,575
Custodian fee	113,414
Professional fees	111,522
Reports to shareholders	9,827
Trustees' fees and expenses	420,975
Other	399,385
Total expenses before expense reductions	18,000,254
Expense reductions	(2,860,780)
Total expenses after expense reductions	15,139,474
Net investment income	16,297,479
Net realized gain (loss) from investments	97,447
Net increase (decrease) in net assets resulting from operations	$16,394,926

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income	$16,297,479	$26,532,657
Operations: Net investment income	$16,297,479	$26,532,657
Net realized gain (loss)	97,447	1,557,847
Net increase (decrease) in net assets resulting from operations	16,394,926	28,090,504
Capital transactions in shares of beneficial interest: Proceeds from capital invested	108,122,638,056	230,841,771,646
Value of capital withdrawn	(108,735,005,593)	(244,517,559,931)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(612,367,537)	(13,675,788,285)
Increase (decrease) in net assets	(595,972,611)	(13,647,697,781)
Net assets at beginning of period	20,784,176,675	34,431,874,456
Net assets at end of period	$20,188,204,064	$20,784,176,675

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/12 (Unaudited)		2011	2010	2009	2008	2007
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20,188		20,784	34,432	42,466	29,653	33,739
Ratio of expenses before expense reductions (%)	.17	*	.16	.17	.16	.17	.17
Ratio of expenses after expense reductions (%)	.14	*	.15	.16	.14	.13	.14
Ratio of net investment income (%)	.15	*	.10	.16	.43	2.85	5.14
Total Return (%)a,b	.08	**	.11	.17	.48	2.81	5.31
a Total return would have been lower had certain expenses not been reduced.
b Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the "Portfolio'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2012, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 12%, 10%, 5% and 71%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund's average daily net assets. The waiver may be changed or terminated at anytime without notice.

For the six months ended June 30, 2012, the Advisor waived a portion of its management fee aggregating $2,860,780, and the amount charged aggregated $10,840,776, which was equivalent to an annualized effective rate of 0.10% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $3,243,575, of which $518,382 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2012, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $1,273, all of which is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2012.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site
www.dbadvisorsliquidity.com/US
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Nasdaq Symbol	BIRXX
CUSIP Number	23337T 128
Fund Number	500

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Deutsche Asset Management
A Member of the Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

CRFINST-3
(R-028297-1 8/12)

JUNE 30, 2012 Semiannual Report to Shareholders

DWS Money Market Series

Contents
DWS Money Market Series
4 Portfolio Summary
5 Statement of Assets and Liabilities
6 Statement of Operations
7 Statement of Changes in Net Assets
8 Financial Highlights
9 Notes to Financial Statements
13 Information About Your Fund's Expenses

Cash Management Portfolio
16 Investment Portfolio
33 Statement of Assets and Liabilities
34 Statement of Operations
35 Statement of Changes in Net Assets
36 Financial Highlights
37 Notes to Financial Statements

41 Summary of Management Fee Evaluation by Independent Fee Consultant
45 Account Management Resources
47 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investment in Cash Management Portfolio, at value	$14,323,472,496
Receivable for Fund shares sold	82,370
Due from Advisor	25,717
Other assets	14,758
Total assets	14,323,595,341
Liabilities
Payable for Fund shares redeemed	123,363
Distributions payable	481,252
Accrued Trustees' fees	1,465
Other accrued expenses and payables	106,723
Total liabilities	712,803
Net assets, at value	$14,322,882,538
Net Assets Consist of
Undistributed net investment income	19
Accumulated net realized gain (loss)	(1,023,394)
Paid-in capital	14,323,905,913
Net assets, at value	$14,322,882,538
Net Asset Value
Institutional Shares Net Asset Value, offering and redemption price per share ($14,322,882,538 ÷ 14,324,225,153 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income and expenses allocated from Cash Management Portfolio:
Interest	$22,762,477
Expenses*	(10,963,747)
Net investment income allocated from Cash Management Portfolio	11,798,730
Expenses: Administration fee	7,829,151
Services to shareholders	561,709
Professional fees	16,613
Reports to shareholders	24,247
Registration fees	18,047
Trustees' fees and expenses	5,826
Other	70,611
Total expenses before expense reductions	8,526,204
Expense reductions	(8,526,204)
Total expenses after expense reductions	0
Net investment income (loss)	11,798,730
Net realized gain (loss) allocated from Cash Management Portfolio	70,617
Net increase (decrease) in net assets resulting from operations	$11,869,347

* Net of $2,071,831 Advisor reimbursement allocated from Cash Management Portfolio for the period ended June 30, 2012.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income	$11,798,730	$20,278,018
Operations: Net investment income	$11,798,730	$20,278,018
Net realized gain (loss)	70,617	1,213,587
Net increase (decrease) in net assets resulting from operations	11,869,347	21,491,605
Distributions to shareholders from: Net investment income: Institutional Shares	(11,798,711)	(20,519,595)
Fund share transactions: Proceeds from shares sold	84,336,286,880	187,556,353,171
Reinvestment of distributions	8,141,219	13,007,040
Payments for shares redeemed	(84,908,257,136)	(198,608,222,899)
Net increase (decrease) in net assets from Fund share transactions	(563,829,037)	(11,038,862,688)
Increase (decrease) in net assets	(563,758,401)	(11,037,890,678)
Net assets at beginning of period	14,886,640,939	25,924,531,617
Net assets at end of period (including undistributed net investment income of $19 and $0, respectively)	$14,322,882,538	$14,886,640,939
Other Information
Shares outstanding at beginning of period	14,888,054,190	25,926,916,878
Shares sold	84,336,286,880	187,556,353,171
Shares issued to shareholders in reinvestment of distributions	8,141,219	13,007,040
Shares redeemed	(84,908,257,136)	(198,608,222,899)
Net increase (decrease) in Fund shares	(563,829,037)	(11,038,862,688)
Shares outstanding at end of period	14,324,225,153	14,888,054,190

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Institutional Shares
			Years Ended December 31,
	Six Months Ended 6/30/12 (Unaudited)		2011	2010	2009	2008	Period Ended 12/31/07a		Year Ended 5/31/07
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from investment operations: Net investment income	.001		.001	.002	.004	.028	.030		.052
Net realized gain (loss)***	.000		.000	.000	.000	.000	.000		.000
Total from investment operations	.001		.001	.002	.004	.028	.030		.052
Less distributions from: Net investment income	(.001)		(.001)	(.002)	(.004)	(.028)	(.030)		(.052)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return (%)b	.08	**	.10	.17	.44	2.80	3.08	**	5.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14,323		14,887	25,925	31,982	19,857	21,262		17,469
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.28	*	.27	.28	.30	.29	.26	*	.24	c
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.14	*	.15	.15	.17	.14	.12	*	.10	c
Ratio of net investment income (%)	.15	*	.10	.17	.39	2.83	5.18	*	5.26
a For the period from June 1, 2007 through December 31, 2007.
b Total returns would have been lower had certain expenses not been reduced.
c On July 30, 2007, DWS Money Market Series became a feeder of Cash Management Portfolio. Expense ratios disclosed prior to December 31, 2007 are for DWS Money Market Series as a stand-alone fund.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Money Market Series (the "Fund") is a diversified investment portfolio of DWS Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, the Cash Management Portfolio (the "Portfolio''), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor''), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2012, the Fund owned approximately 71% of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $1,094,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2018, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal periods/years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the Investment Manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor a management fee as follows:
First $1.5 billion of the Fund's average daily net assets	.1650%
Next $1.75 billion of such net assets	.1500%
Next $1.75 billion of such net assets	.1350%
Over $5 billion of such net assets	.1200%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2012 through September 30, 2012, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Fund's average daily net assets.

Effective July 27, 2011, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund's average daily net assets.

Accordingly, for the six months ended June 30, 2012, the Administration Fee was $7,829,151, all of which was waived.

In addition, the Advisor waived $201,469 of other expenses.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems. Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2012, the amounts charged to the Fund by DISC aggregated $495,274, all of which was waived.

For the six months ended June 30, 2012, the Advisor reimbursed the Fund $310 of sub-recordkeeping expense.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,581, of which $7,468 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2012, there were three shareholder accounts that each held approximately 19%, 14% and 12% of the outstanding shares of the Fund, respectively.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012 (Unaudited)
Actual Fund Return*	Institutional Shares
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,000.75
Expenses Paid per $1,000**	$.70
Hypothetical 5% Fund Return*	Institutional Shares
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,024.17
Expenses Paid per $1,000**	$.70

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	Institutional Shares
DWS Money Market Series	.14%

For more information, please refer to the Fund's prospectus.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2012 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 11.1%
Banco del Estado de Chile:
0.38%, 8/31/2012	47,000,000	47,000,000
0.45%, 7/25/2012	25,000,000	25,000,000
Bank of New York Mellon Corp., 4.95%, 11/1/2012	25,000,000	25,380,675
Bank of Nova Scotia, 0.25%, 8/17/2012	75,000,000	75,002,280
Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.35%, 8/14/2012	29,500,000	29,503,601
China Construction Bank Corp.:
0.4%, 8/1/2012	40,000,000	40,000,000
0.47%, 7/3/2012	37,000,000	37,000,000
0.51%, 7/10/2012	54,000,000	54,000,000
Commonwealth Bank of Australia, 0.38%, 12/12/2012	100,000,000	100,004,547
DZ Bank, 0.3%, 8/21/2012	86,500,000	86,500,000
Export Development Canada, 144A, 0.335%, 5/23/2013	19,000,000	19,000,000
Industrial & Commercial Bank of China:
0.35%, 8/3/2012	50,000,000	50,000,000
0.4%, 7/30/2012	40,000,000	40,000,000
0.4%, 8/1/2012	24,650,000	24,650,000
Mizuho Corporate Bank Ltd.:
0.18%, 7/17/2012	50,000,000	50,000,000
0.23%, 7/20/2012	150,000,000	150,000,000
Nordea Bank Finland PLC:
0.25%, 8/10/2012	50,000,000	50,006,176
0.28%, 9/18/2012	108,000,000	107,992,880
0.29%, 9/7/2012	180,000,000	180,000,000
0.34%, 8/13/2012	25,000,000	25,002,683
Rabobank Nederland NV:
0.31%, 8/30/2012	47,500,000	47,503,162
0.35%, 8/16/2012	50,000,000	50,000,638
0.51%, 8/1/2012	70,000,000	70,001,195
0.52%, 9/21/2012	50,000,000	50,001,133
Skandinaviska Enskilda Banken AB:
0.25%, 8/3/2012	92,000,000	92,000,000
0.27%, 7/24/2012	86,704,000	86,704,000
0.47%, 7/18/2012	20,000,000	20,002,076
0.47%, 7/20/2012	42,750,000	42,750,000
0.47%, 7/20/2012	38,000,000	38,000,000
0.49%, 7/9/2012	18,000,000	18,000,000
0.49%, 8/23/2012	200,000,000	200,000,000
Standard Chartered Bank, 0.35%, 9/28/2012	120,000,000	120,000,000
Svenska Handelsbanken AB, 0.245%, 8/13/2012	200,000,000	200,001,194
Total Certificates of Deposit and Bank Notes (Cost $2,251,006,240)		2,251,006,240

Collateralized Mortgage Obligation 0.2%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.643%, 3/20/2013 (Cost $38,500,000)	38,500,000	38,500,000

Commercial Paper 34.3%
Issued at Discount** 31.2%
ASB Finance Ltd., 0.58%, 7/12/2012	60,000,000	59,989,367
Autobahn Funding Co., LLC, 144A, 0.27%, 7/9/2012	48,567,000	48,564,086
Barclays Bank PLC, 0.22%, 7/6/2012	86,944,000	86,941,343
BNZ International Funding Ltd.:
144A, 0.22%, 8/9/2012	28,000,000	27,993,327
144A, 0.58%, 7/12/2012	48,500,000	48,491,405
Coca-Cola Co.:
0.2%, 9/6/2012	25,000,000	24,990,694
0.2%, 9/7/2012	58,800,000	58,777,787
0.23%, 9/5/2012	50,000,000	49,978,917
DBS Bank Ltd., 144A, 0.26%, 8/29/2012	94,000,000	93,959,946
DnB Bank ASA, 0.305%, 9/11/2012	118,000,000	117,928,020
eBay, Inc., 144A, 0.17%, 9/19/2012	25,880,000	25,870,223
Erste Abwicklungsanstalt:
0.39%, 9/6/2012	50,000,000	49,963,708
0.4%, 9/5/2012	50,000,000	49,963,333
0.48%, 11/6/2012	50,000,000	49,914,667
0.52%, 12/4/2012	70,000,000	69,842,267
0.54%, 11/9/2012	34,000,000	33,933,190
0.57%, 8/31/2012	15,500,000	15,485,030
0.57%, 1/8/2013	45,000,000	44,863,912
0.58%, 10/18/2012	31,200,000	31,145,209
0.64%, 9/28/2012	20,000,000	19,968,356
0.7%, 9/17/2012	50,000,000	49,924,167
0.7%, 1/11/2013	38,000,000	37,856,656
0.72%, 9/4/2012	29,800,000	29,761,260
0.8%, 8/13/2012	35,000,000	34,966,556
0.83%, 7/23/2012	98,200,000	98,150,191
0.83%, 8/2/2012	45,000,000	44,966,800
General Electric Capital Corp.:
0.23%, 7/13/2012	50,000,000	49,996,167
0.24%, 7/23/2012	60,000,000	59,991,200
0.28%, 7/2/2012	50,000,000	49,999,611
0.31%, 7/9/2012	100,000,000	99,993,111
0.34%, 10/22/2012	100,000,000	99,893,278
0.35%, 10/9/2012	150,000,000	149,854,167
Google, Inc., 0.11%, 7/12/2012	50,000,000	49,998,319
Gotham Funding Corp.:
144A, 0.2%, 7/5/2012	50,000,000	49,998,889
144A, 0.2%, 7/12/2012	100,000,000	99,993,889
Hannover Funding Co., LLC:
0.499%, 8/7/2012	30,000,000	29,984,583
0.5%, 8/3/2012	43,000,000	42,980,292
0.5%, 8/17/2012	22,500,000	22,485,313
0.51%, 7/9/2012	22,500,000	22,497,450
0.55%, 7/5/2012	30,000,000	29,998,167
ING (U.S.) Funding LLC:
0.35%, 8/21/2012	71,500,000	71,464,548
0.37%, 7/12/2012	60,000,000	59,993,217
0.37%, 7/30/2012	51,000,000	50,984,799
Johnson & Johnson:
144A, 0.1%, 7/9/2012	100,000,000	99,997,778
144A, 0.17%, 9/26/2012	1,076,000	1,075,558
Kells Funding LLC:
144A, 0.3%, 7/25/2012	79,500,000	79,484,100
144A, 0.43%, 8/28/2012	30,000,000	29,979,217
144A, 0.5%, 10/23/2012	23,478,000	23,440,826
144A, 0.51%, 10/5/2012	124,000,000	123,831,360
144A, 0.54%, 10/1/2012	32,500,000	32,455,150
144A, 0.58%, 9/20/2012	14,599,000	14,579,948
144A, 0.58%, 11/2/2012	51,500,000	51,397,114
144A, 0.59%, 8/23/2012	17,500,000	17,484,799
144A, 0.62%, 10/2/2012	43,700,000	43,630,007
144A, 0.62%, 10/15/2012	46,000,000	45,916,024
144A, 0.63%, 10/15/2012	90,000,000	89,833,050
144A, 0.65%, 8/3/2012	43,000,000	42,974,379
144A, 0.66%, 8/21/2012	50,000,000	49,953,250
144A, 0.67%, 8/20/2012	50,000,000	49,953,472
144A, 0.67%, 8/21/2012	50,000,000	49,952,542
Kreditanstal Fuer Wiederaufbau, 144A, 0.225%, 7/13/2012	49,000,000	48,996,325
National Australia Funding (Delaware), Inc., 144A, 0.2%, 8/8/2012	51,000,000	50,989,233
Nestle Finance International Ltd., 0.19%, 7/11/2012	100,000,000	99,994,722
New York Life Capital Corp.:
144A, 0.17%, 8/13/2012	2,500,000	2,499,492
144A, 0.185%, 8/29/2012	8,725,000	8,722,355
Nieuw Amsterdam Receivables Corp.:
144A, 0.2%, 7/20/2012	70,000,000	69,992,611
144A, 0.225%, 7/19/2012	14,481,000	14,479,371
144A, 0.23%, 7/19/2012	50,000,000	49,994,250
144A, 0.235%, 8/7/2012	121,902,000	121,872,557
Nordea North America, Inc., 0.58%, 8/16/2012	60,945,000	60,899,833
NRW.Bank:
0.26%, 8/1/2012	44,000,000	43,990,149
0.295%, 8/20/2012	50,000,000	49,979,514
0.315%, 9/6/2012	64,000,000	63,962,480
0.37%, 9/25/2012	25,000,000	24,977,903
Oesterreichische Kontrollbank AG, 0.24%, 9/14/2012	50,000,000	49,975,000
Oversea-Chinese Banking Corp., Ltd., 0.42%, 10/12/2012	100,000,000	99,879,833
PNC Bank NA, 0.2%, 8/20/2012	100,000,000	99,972,222
Proctor & Gamble Co.:
0.13%, 8/29/2012	50,000,000	49,989,347
0.14%, 7/20/2012	47,000,000	46,996,527
0.14%, 7/30/2012	22,000,000	21,997,519
0.14%, 7/31/2012	100,000,000	99,988,333
Rabobank USA Financial Corp., 0.34%, 8/2/2012	43,000,000	42,987,004
Regency Markets No. 1 LLC:
144A, 0.2%, 7/12/2012	24,726,000	24,724,413
144A, 0.22%, 7/6/2012	29,501,000	29,500,099
SBAB Bank AB:
144A, 0.47%, 8/29/2012	23,398,000	23,379,977
144A, 0.47%, 9/4/2012	4,000,000	3,996,606
144A, 0.48%, 9/5/2012	24,000,000	23,978,880
144A, 0.51%, 8/1/2012	11,000,000	10,995,169
144A, 0.51%, 8/3/2012	25,000,000	24,988,312
144A, 0.51%, 9/14/2012	22,000,000	21,976,625
144A, 0.58%, 7/13/2012	61,000,000	60,988,207
144A, 0.6%, 7/9/2012	41,995,000	41,989,401
Skandinaviska Enskilda Banken AB:
0.27%, 8/24/2012	71,500,000	71,471,042
0.485%, 7/11/2012	48,500,000	48,493,466
Societe Generale North America, Inc., 0.2%, 7/2/2012	365,000,000	364,997,972
Standard Chartered Bank:
0.23%, 7/12/2012	100,000,000	99,992,972
0.28%, 7/2/2012	150,000,000	149,998,833
0.36%, 10/9/2012	150,000,000	149,850,000
Starbird Funding Corp., 144A, 0.2%, 7/2/2012	59,587,000	59,586,669
Straight-A Funding LLC:
144A, 0.18%, 7/9/2012	52,283,000	52,280,909
144A, 0.18%, 7/16/2012	80,000,000	79,994,000
Sumitomo Mitsui Banking Corp., 0.23%, 7/2/2012	40,500,000	40,499,741
Sydney Capital Corp., 144A, 0.3%, 9/14/2012	30,000,000	29,981,250
UOB Funding LLC:
0.24%, 9/11/2012	25,000,000	24,988,000
0.26%, 9/19/2012	75,000,000	74,956,667
0.3%, 11/5/2012	24,000,000	23,974,600
Victory Receivables Corp.:
144A, 0.163%, 7/13/2012	40,000,000	39,997,333
144A, 0.2%, 7/5/2012	41,000,000	40,999,089
144A, 0.2%, 8/3/2012	50,000,000	49,990,833
144A, 0.22%, 7/27/2012	50,755,000	50,746,936
144A, 0.23%, 7/10/2012	45,991,000	45,988,356
Walt Disney Co., 0.09%, 7/2/2012	50,000,000	49,999,875
Westpac Banking Corp.:
0.55%, 8/1/2012	60,000,000	59,971,583
0.56%, 8/14/2012	15,000,000	14,989,733
		6,303,640,119
Issued at Par 3.1%
ASB Finance Ltd.:
144A, 0.49%*, 2/13/2013	71,500,000	71,500,000
144A, 0.645%*, 5/17/2013	65,000,000	65,000,000
144A, 0.688%*, 2/1/2013	37,000,000	36,995,629
Australia & New Zealand Banking Group Ltd.:
144A, 0.295%*, 11/26/2012	136,000,000	136,000,000
144A, 0.295%*, 11/26/2012	52,000,000	51,999,890
BNZ International Funding Ltd., 144A, 0.646%*, 5/9/2013	24,000,000	24,000,000
Kells Funding LLC, 144A, 0.575%*, 1/17/2013	116,500,000	116,500,000
Westpac Banking Corp.:
144A, 0.525%*, 10/26/2012	25,000,000	25,000,000
144A, 0.55%*, 4/26/2013	90,000,000	90,000,000
		616,995,519
Total Commercial Paper (Cost $6,920,635,638)		6,920,635,638

Government & Agency Obligations 9.4%
Other Government Related 0.1%
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.711%, 12/26/2012	12,485,000	12,524,150
U.S. Government Sponsored Agencies 4.7%
Federal Farm Credit Bank, 0.219%**, 5/23/2013	15,000,000	14,970,117
Federal Home Loan Bank:
0.039%**, 7/25/2012	8,527,000	8,526,773
0.069%**, 8/2/2012	100,000,000	99,993,778
0.097%**, 7/13/2012	100,000,000	99,996,500
0.125%, 3/5/2013	14,095,000	14,085,709
0.15%, 10/23/2012	40,000,000	39,998,423
0.159%**, 11/13/2012	24,000,000	23,985,600
0.17%*, 11/8/2013	20,000,000	19,989,207
0.195%*, 11/4/2013	22,000,000	21,992,523
0.2%**, 6/7/2013	50,000,000	49,905,278
0.2%, 3/6/2013	50,000,000	49,995,556
0.23%, 8/24/2012	15,670,000	15,670,958
0.24%, 4/12/2013	25,000,000	24,997,455
0.27%, 7/6/2012	20,600,000	20,600,003
0.27%, 7/3/2013	35,000,000	35,000,000
Federal Home Loan Mortgage Corp.:
0.118%**, 8/28/2012	60,000,000	59,988,400
0.127%**, 8/7/2012	100,000,000	99,986,639
0.127%**, 8/8/2012	80,000,000	79,989,022
0.129%**, 11/14/2012	40,000,000	39,980,355
0.169%**, 1/9/2013	25,000,000	24,977,333
Federal National Mortgage Association:
0.099%**, 10/15/2012	66,500,000	66,480,419
0.158%**, 10/1/2012	10,000,000	9,995,911
0.188%**, 10/1/2012	17,500,000	17,491,503
		938,597,462
U.S. Treasury Obligations 4.6%
U.S. Treasury Bills:
0.062%**, 7/26/2012	1,909,000	1,908,917
0.067%**, 7/19/2012	3,200,000	3,199,892
0.077%**, 8/16/2012	4,250,000	4,249,582
0.086%**, 8/9/2012	250,000	249,977
0.095%**, 8/2/2012	136,000	135,988
0.12%**, 8/16/2012	500,000,000	499,923,333
U.S. Treasury Notes:
0.375%, 9/30/2012	18,000,000	18,011,457
0.625%, 7/31/2012	133,130,000	133,188,096
1.125%, 6/15/2013	50,000,000	50,432,705
1.5%, 7/15/2012	180,000,000	180,097,539
2.75%, 2/28/2013	25,000,000	25,423,977
4.0%, 11/15/2012	19,500,000	19,778,331
		936,599,794
Total Government & Agency Obligations (Cost $1,887,721,406)		1,887,721,406

Short-Term Notes* 10.8%
Bank of Nova Scotia:
0.38%, 12/14/2012	120,000,000	120,000,000
0.4%, 11/9/2012	134,500,000	134,500,000
Bayerische Landesbank, 0.305%, 11/23/2012	40,000,000	40,000,000
Canadian Imperial Bank of Commerce:
0.485%, 4/26/2013	145,000,000	145,000,000
0.515%, 2/7/2013	25,000,000	25,000,000
Commonwealth Bank of Australia:
144A, 0.5%, 3/1/2013	75,000,000	75,000,000
144A, 0.615%, 11/26/2012	20,000,000	20,010,070
General Electric Capital Corp., 0.595%, 11/1/2012	50,722,000	50,770,693
JPMorgan Chase Bank NA, 0.527%, 12/7/2012	250,000,000	250,000,000
Kommunalbanken AS, 144A, 0.595%, 5/7/2013	40,000,000	40,031,166
National Australia Bank Ltd.:
0.295%, 10/29/2012	29,000,000	29,000,000
0.5%, 3/8/2013	147,000,000	147,000,000
0.549%, 4/9/2013	20,000,000	20,000,000
Nordea Bank Finland PLC, 0.867%, 9/13/2012	70,000,000	70,034,459
Rabobank Nederland NV:
0.392%, 8/16/2012	133,500,000	133,500,000
0.567%, 12/21/2012	74,000,000	74,000,000
144A, 0.605%, 8/16/2014	75,000,000	75,000,000
0.615%, 5/7/2013	1,000,000	1,000,000
0.623%, 1/23/2013	82,000,000	82,000,000
Royal Bank of Canada:
0.55%, 6/4/2013	46,250,000	46,250,000
0.55%, 6/13/2013	110,500,000	110,500,000
Sumitomo Mitsui Banking Corp., 0.34%, 3/15/2013	106,200,000	106,200,000
Svensk Exportkredit AB, 144A, 0.44%, 5/22/2013	65,000,000	65,000,000
Svenska Handelsbanken AB, 144A, 0.426%, 8/7/2012	80,000,000	80,000,000
Westpac Banking Corp.:
0.57%, 5/9/2013	125,000,000	125,000,000
0.645%, 2/6/2013	49,000,000	49,000,000
144A, 1.015%, 10/23/2012	61,110,000	61,175,808
Total Short-Term Notes (Cost $2,174,972,196)		2,174,972,196

Time Deposits 13.5%
Bank of Montreal, 0.05%, 7/2/2012	524,136,688	524,136,688
DnB Bank ASA, 0.09%, 7/2/2012	850,000,000	850,000,000
National Australia Bank Ltd., 0.08%, 7/2/2012	129,302,602	129,302,602
Nordea Bank Finland PLC, 0.08%, 7/2/2012	450,000,000	450,000,000
Royal Bank of Canada, 0.12%, 7/2/2012	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB, 0.1%, 7/2/2012	200,000,000	200,000,000
Svenska Handelsbanken AB, 0.1%, 7/2/2012	500,000,000	500,000,000
Total Time Deposits (Cost $2,728,439,290)		2,728,439,290

Municipal Investments 14.2%
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.18%***, 4/15/2039, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,165,000	22,165,000
Arizona, Nuveen Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.23%***, 8/1/2014, LIQ: Citibank NA	27,900,000	27,900,000
Austin, TX, Water & Wastewater Systems Revenue, 0.16%***, 5/15/2031, LOC: Bank of Tokyo-Mitsubishi UFJ, Sumitomo Mitsui Banking	25,920,000	25,920,000
Beaver County, PA, Industrial Development Authority, State Electric Co., Series B, 0.16%***, 11/1/2025, LOC: UBS AG	14,500,000	14,500,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.28%***, 3/1/2041, LIQ: JPMorgan Chase Bank NA	30,000,000	30,000,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
California, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.22%***, Mandatory Put 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,200,000	9,200,000
California, Wells Fargo State Trusts:
Series 16C, 144A, 0.19%***, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Series 72C, 144A, 0.19%***, 8/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	28,275,000	28,275,000
Series 25C, 144A, 0.19%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Chicago, IL, Midway Airport Revenue, Series A-1, 0.18%***, 1/1/2021, LOC: Bank of Montreal	22,000,000	22,000,000
Chicago, IL, O'Hare International Airport Revenue, Series D, 0.17%***, 1/1/2035, LOC: Barclays Bank	25,000,000	25,000,000
Clark County, NV, Airport Revenue, Series D-2B, 0.17%***, 7/1/2040, LOC: Royal Bank of Canada	65,000,000	65,000,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series B-1, 0.18%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	18,935,000	18,935,000
"I", Series A-2, 0.2%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	10,185,000	10,185,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.21%***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.29%***, 6/1/2038, LOC: Bank of America NA	32,330,000	32,330,000
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.19%***, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.23%***, 4/15/2049, LIQ: Federal Home Loan Bank	14,960,000	14,960,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.18%***, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.19%***, 7/1/2038, LOC: Northern Trust Co.	12,910,000	12,910,000
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.18%***, 8/1/2040, SPA: Royal Bank of Canada	84,890,000	84,890,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.18%***, 10/1/2036, LOC: Branch Banking & Trust	7,680,000	7,680,000
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.18%***, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.19%***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,240,000	9,240,000
Highlands County, FL, Health Facilities Authority, Adventist Health System, Series F, 0.15%***, 11/15/2035, LOC: Wells Fargo Bank NA	60,650,000	60,650,000
Houston, TX, Airport Systems Revenue, 0.17%***, 7/1/2030, LOC: Barclays Bank PLC	8,000,000	8,000,000
Houston, TX, Utility Systems Revenue, Series D-1, 0.21%***, 5/15/2034, INS: AGMC, LOC: JPMorgan Chase Bank NA	44,000,000	44,000,000
Houston, TX, Water & Sewer Systems Revenue, Series 27TPZ, 144A, 0.18%***, 12/1/2028, INS: AGMC, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	16,250,000	16,250,000
Illinois, State Finance Authority Revenue, Methodist Medical Center, Series B, 0.17%***, 11/15/2041, LOC: PNC Bank NA	10,000,000	10,000,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.19%***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Indiana, State Development Finance Authority, Republic Services, Inc., 0.17%***, 11/1/2035, LOC: JPMorgan Chase Bank NA	10,200,000	10,200,000
Indiana, State Finance Authority Hospital Revenue, Parkview Health Systems, Series D, 0.17%***, 11/1/2039, LOC: Wells Fargo Bank NA	25,495,000	25,495,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series K, 0.19%***, 3/1/2033, LOC: JPMorgan Chase Bank NA	19,595,000	19,595,000
Indiana, State Municipal Power Agency, Series A, 0.2%***, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
Indiana, Wells Fargo Stage Trust, Series 41C, 144A, 0.19%***, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,715,000	16,715,000
Iowa, State Finance Authority, Health Facilities Revenue, State Health Systems, Series B, 0.17%***, 2/15/2035, LOC: JPMorgan Chase Bank NA	10,240,000	10,240,000
Iowa, State Finance Authority, Single Family Mortgage, Series C, AMT, 0.2%***, 1/1/2036, SPA: State Street Bank & Trust Co.	6,600,000	6,600,000
Jeffersontown, KY, Lease Program Revenue, State League of Cities Funding Trust, 0.17%***, 3/1/2030, LOC: U.S. Bank NA	2,350,000	2,350,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B3, 0.23%***, 7/1/2033, LOC: Mizuho Corporate Bank	8,850,000	8,850,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 144A, 0.19%***, 7/1/2038, LOC: U.S. Bank NA	4,415,000	4,415,000
Kentucky, State Housing Corp. Revenue, Series O, 0.2%***, 1/1/2036, SPA: State Street Bank & Trust Co.	18,160,000	18,160,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.17%***, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Lee County, FL, Industrial Development Authority, Hope Hospice Project, 0.19%***, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.16%***, 12/1/2032, LIQ: Freddie Mac	10,650,000	10,650,000
Los Angeles, CA, Wastewater Systems Revenue, Series B, 0.14%***, 6/1/2028, LOC: JPMorgan Chase Bank NA	23,590,000	23,590,000
Louisiana, St. James Parish Pollution Control Revenue, Texaco, Inc., Series B, 0.15%***, 7/1/2012, GTY: Chevron Corp.	16,500,000	16,500,000
Louisiana, Wells Fargo Stage Trust, Series 11C, 144A, 0.19%***, 5/1/2045, LIQ: Wells Fargo Bank NA	17,295,000	17,295,000
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series B, 0.16%***, 10/1/2039, LOC: JPMorgan Chase Bank NA	9,100,000	9,100,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.19%***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assiatance, Series A-4, 0.15%***, 1/1/2039, SPA: Barclays Bank PLC	90,045,000	90,045,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.16%***, 4/1/2038, LOC: TD Bank NA	5,260,000	5,260,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.17%***, 9/1/2041, LOC: TD Bank NA	11,550,000	11,550,000
Massachusetts, State Water Resources Authority, Series C-2, 0.15%***, 11/1/2026, SPA: Barclays Bank PLC	20,200,000	20,200,000
Michigan, Finance Authority, School Loan:
Series B, 0.2%***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.2%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.17%***, 4/1/2032, LOC: PNC Bank NA	16,855,000	16,855,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.21%***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	31,000,000	31,000,000
Series L-25, 144A, AMT, 0.21%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Michigan, State Building Authority, Facilities Program, Series II-B, 0.16%***, 10/15/2043, LOC: JPMorgan Chase Bank NA	6,450,000	6,450,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co., Recovery Zone Facility, 0.18%***, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Michigan, Wells Fargo Stage Trust, Series 90C, 144A, 0.19%***, 7/1/2035, LIQ: Wells Fargo Bank NA	14,510,000	14,510,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.18%***, 6/13/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.18%***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.18%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
Mississippi, Business Finance Corp., Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.15%***, 12/1/2030, GTY: Chevron Corp.	51,765,000	51,764,763
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series B, 0.15%***, 12/1/2030, GTY: Chevron Corp.	15,580,000	15,580,000
Series K, 0.15%***, 11/1/2035, GTY: Chevron Corp.	10,995,000	10,995,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing, Weatherly Ridge Apartments, Series A, AMT, 0.2%***, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.18%***, 12/1/2032, LOC: Royal Bank of Canada	22,454,000	22,454,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series C, 0.19%***, 7/1/2038, LOC: JPMorgan Chase Bank NA	21,495,000	21,495,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.2%***, 4/1/2034, LOC: Royal Bank of Canada	16,370,000	16,370,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.19%***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, State Dormitory Authority Revenues, Non State Supported Debt, Series 47C, 144A, 0.19%***, 7/1/2050, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	20,595,000	20,595,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.29%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-2B, 0.17%***, 1/1/2032, LOC: California State Teacher's Retirement System	29,300,000	29,300,000
New York, Wells Fargo Stage Trust Various States, Series 11C, 144A, 0.19%***, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series AA-1, 0.16%***, 6/15/2032	50,000,000	50,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series A-1, 0.14%***, 6/15/2044, SPA: Mizuho Corporate Bank	57,335,000	57,335,000
Series TR-T30001-I, 144A, 0.23%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York, NY, General Obligation:
Series E, 0.13%***, 8/1/2034, LOC: Bank of America NA	89,200,000	89,200,000
Series G-6, 0.16%***, 4/1/2042, LOC: Mizuho Corporate Bank	142,000,000	142,000,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College, 0.19%***, 8/1/2030, LOC: Branch Banking & Trust	7,135,000	7,135,000
Nuveen Dividend Advantage Municipal Fund, Series T30017-I, 144A, 0.23%***, 8/1/2014, LIQ: Citibank NA	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.3%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.22%***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.19%***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	26,050,000	26,050,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.19%***, 9/1/2037, LIQ: Wells Fargo Bank NA	14,415,000	14,415,000
Philadelphia, PA, Authority for Industrial Development, Series B-3, 0.15%***, 10/1/2030, LOC: PNC Bank NA	10,655,000	10,655,000
Port Authority of New York & New Jersey, Series ZZ, 1.0%, 12/1/2012	99,450,000	99,739,592
Raleigh Durham, NC, Airport Authority Revenue, Series C, 0.17%***, 5/1/2036, LOC: U.S. Bank NA	10,365,000	10,365,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.25%***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority:
Series E2, 0.18%***, 6/1/2025, LOC: U.S. Bank NA	11,860,000	11,860,000
Series F, 0.2%***, 6/1/2034, LOC: Bank of America NA	58,315,000	58,315,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.2%***, 6/1/2025, LOC: Bank of America NA	11,870,000	11,870,000
South Carolina, State Jobs-Economic Development Authority, Economic Development Revenue, Goodwill Industries of Upper South Carolina, Inc., 0.19%***, 9/1/2028, LOC: Branch Banking & Trust	5,935,000	5,935,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.17%***, 7/1/2015, LOC: Barclays Bank PLC	31,600,000	31,600,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.21%***, 10/1/2039, LOC: Citibank NA	10,790,000	10,790,000
Texas, State General Obligation:
Series B, AMT, 0.18%***, 6/1/2038, SPA: JPMorgan Chase Bank NA	42,005,000	42,005,000
Series E, 0.21%***, 12/1/2026, SPA: JPMorgan Chase Bank NA	19,000,000	19,000,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.18%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	70,100,000	70,100,000
Series 3964, 144A, 0.18%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	98,175,000	98,175,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.24%***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
Troy, NY, Capital Resource Corp. Revenue, Series 4C, 144A, 0.19%***, 9/1/2040, LIQ: Wells Fargo Bank NA	20,000,000	20,000,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.22%***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	10,120,000	10,120,000
University of Illinois, Health Services Facilities Systems, 0.18%***, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
University of New Mexico, Systems Improvement Revenues, 0.18%***, 6/1/2026, SPA: JPMorgan Chase Bank NA	31,980,000	31,980,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.21%***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.21%***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.19%***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	10,355,000	10,355,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series E1, AMT, 0.19%***, 12/1/2028, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.18%***, 3/1/2033, LOC: Fannie Mae, Freddie Mac	13,190,000	13,190,000
Total Municipal Investments (Cost $2,858,028,355)		2,858,028,355

Repurchase Agreements 4.9%
BNP Paribas, 0.19%, dated 6/29/2012, to be repurchased at $230,003,642 on 7/2/2012 (a)	230,000,000	230,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.42%, dated 6/12/2012, to be repurchased at $156,063,700 on 7/17/2012 (b)	156,000,000	156,000,000
JPMorgan Securities, Inc., 0.22%, dated 6/29/2012, to be repurchased at $50,000,917 on 7/2/2012 (c)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.16%, dated 6/29/2012, to be repurchased at $463,006,173 on 7/2/2012 (d)	463,000,000	463,000,000
Morgan Stanley & Co., Inc., 0.25%, dated 6/29/2012, to be repurchased at $100,002,083 on 7/2/2012 (e)	100,000,000	100,000,000
Total Repurchase Agreements (Cost $999,000,000)		999,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio ($19,858,303,125)+	98.4	19,858,303,125
Other Assets and Liabilities, Net	1.6	329,900,939
Net Assets	100.0	20,188,204,064

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2012.

+ The cost for federal income tax purposes was $19,858,303,125.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
86,755,506	Federal Home Loan Mortgage Corp.	4.5-5	3/1/2037- 5/1/2041	93,462,011
131,783,501	Federal National Mortgage Association	4-4.5	7/1/2041- 3/1/2042	143,437,989
Total Collateral Value				236,900,000

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,870,000	BM&FBovespa SA	5.5	7/16/2020	13,962,699
322,000	BMC Software, Inc.	7.25	6/1/2018	390,198
96,000	Camden Property Trust	5.7	5/15/2017	108,798
23,600,000	CBS Corp.	4.85-8.875	5/15/2019- 7/1/2042	26,910,532
1,775,000	Cenovus Energy, Inc.	5.7	10/15/2019	2,148,782
409,000	CenterPoint Energy Resources Corp.	5.85-6.0	5/15/2018- 1/15/2041	507,165
452,000	Charles Schwab Corp.	7.0	2/1/2022	499,008
99,999	Continental Airlines 1998-1 Class A Pass Through Trust	6.648	9/15/2017	42,406
19,958,000	Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	1/2/2023	9,688,082
200,000	Deutsche Telekom International Finance BV	2.25-3.125	4/11/2016- 3/6/2017	201,230
9,864,000	Dr Pepper Snapple Group, Inc.	6.12	5/1/2013	10,569,277
3,389,000	Eastman Chemical Co.	2.4	6/1/2017	3,434,786
715,000	HJ Heinz Co.	1.5-5.35	7/15/2013- 3/1/2017	762,464
15,906,000	NBCUniversal Media LLC	2.1-6.4	4/1/2014- 4/1/2041	18,238,012
7,025,000	Prudential Financial, Inc.	8.875	6/15/2038	8,345,407
1,508,000	Santander Holdings U.S.A., Inc.	4.625	4/19/2016	1,482,956
4,931,000	SunTrust Bank	5.0	9/1/2015	5,291,796
12,249,000	Time Warner Cable, Inc.	6.75	6/15/2039	15,066,637
31,196,000	Time Warner, Inc.	4.7-5.875	11/15/2016- 1/15/2021	35,961,686
2,845,000	UBS AG	5.875	7/15/2016	3,071,103
1,984,000	Universal City Development Partners Ltd.	8.875	11/15/2015	2,181,060
3,125,000	U.S. Airways 1999-1A Pass Through Trust	8.36	1/20/2019	967,723
750,000	XL Group PLC	6.375	11/15/2024	848,206
Total Collateral Value				160,680,013

(c) Collateralized by $67,870,000 SLM Student Loan Trust, with the various coupon rates from 0.738-0.868%, with the various maturity dates of 6/15/2033-12/15/2039 with a value of $52,000,767.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
149,186,976	Federal Home Loan Mortgage Corp.	2.362-3.411	7/1/2036- 5/1/2042	156,827,924
298,885,119	Federal National Mortgage Association	2.276-5.953	11/1/2034- 7/1/2042	315,432,078
Total Collateral Value				472,260,002

(e) Collateralized by $96,255,165 Federal Home Loan Mortgage Corp., with the various coupon rates from 3-5.5%, with the various maturity dates of 6/1/2027-6/1/2042 with a value of $103,000,000.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FDIC: Federal Deposit Insurance Corp.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (f)	$—	$18,859,303,125	$—	$18,859,303,125
Repurchase Agreements	—	999,000,000	—	999,000,000
Total	$—	$19,858,303,125	$—	$19,858,303,125

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$19,858,303,125
Cash	7,211
Receivable for investments sold	429,276,000
Interest receivable	14,488,762
Other assets	87,885
Total assets	20,302,162,983
Liabilities
Payable for investments purchased	111,416,543
Accrued management fee	1,777,132
Accrued Trustees' fees	58,675
Other accrued expenses and payables	706,569
Total liabilities	113,958,919
Net assets, at value	$20,188,204,064

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Interest	$31,436,953
Expenses: Management fee	13,701,556
Administration fee	3,243,575
Custodian fee	113,414
Professional fees	111,522
Reports to shareholders	9,827
Trustees' fees and expenses	420,975
Other	399,385
Total expenses before expense reductions	18,000,254
Expense reductions	(2,860,780)
Total expenses after expense reductions	15,139,474
Net investment income	16,297,479
Net realized gain (loss) from investments	97,447
Net increase (decrease) in net assets resulting from operations	$16,394,926

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income	$16,297,479	$26,532,657
Operations: Net investment income	$16,297,479	$26,532,657
Net realized gain (loss)	97,447	1,557,847
Net increase (decrease) in net assets resulting from operations	16,394,926	28,090,504
Capital transactions in shares of beneficial interest: Proceeds from capital invested	108,122,638,056	230,841,771,646
Value of capital withdrawn	(108,735,005,593)	(244,517,559,931)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(612,367,537)	(13,675,788,285)
Increase (decrease) in net assets	(595,972,611)	(13,647,697,781)
Net assets at beginning of period	20,784,176,675	34,431,874,456
Net assets at end of period	$20,188,204,064	$20,784,176,675

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/12 (Unaudited)		2011	2010	2009	2008	2007
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20,188		20,784	34,432	42,466	29,653	33,739
Ratio of expenses before expense reductions (%)	.17	*	.16	.17	.16	.17	.17
Ratio of expenses after expense reductions (%)	.14	*	.15	.16	.14	.13	.14
Ratio of net investment income (%)	.15	*	.10	.16	.43	2.85	5.14
Total Return (%)a,b	.08	**	.11	.17	.48	2.81	5.31
a Total return would have been lower had certain expenses not been reduced.
b Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the "Portfolio'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2012, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 12%, 10%, 5% and 71%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund's average daily net assets. The waiver may be changed or terminated at anytime without notice.

For the six months ended June 30, 2012, the Advisor waived a portion of its management fee aggregating $2,860,780, and the amount charged aggregated $10,840,776, which was equivalent to an annualized effective rate of 0.10% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $3,243,575, of which $518,382 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2012, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $1,273, all of which is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2012.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack
President, Thomas H. Mack & Co., Inc.

Account Management Resources

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

For shareholders of Institutional Shares and Institutional Shares MGD:
For More Information	(800) 730-1313 To speak with a DWS Investments service representative.
Web Site
www.dbadvisorsliquidity.com/US
View your account transactions and balances, trade shares, monitor your asset allocation, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments Service Company Institutional Money Funds — Client Services PO Box 219210 Kansas City, MO 64121-9210 ifunds@dws.com

	Institutional Shares	Institutional Shares MGD
Nasdaq Symbol	ICAXX	MCAXX
Fund Number	2403	2023

For shareholders of Institutional Shares PS and Institutional Shares PRS:
For More Information	(800) 728-3337 To speak with a DWS Investments service representative.
Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151

	Institutional Shares PS	Institutional Shares PRS
Nasdaq Symbol	SPMXX	SCRXX
Fund Number	2402	2309

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DMMS-3
(R-028299-1 8/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Portfolio

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 27, 2012